                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                                                                File No. 2-60770
                                                              File No. 811-02806


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No.
                                  -------------

     Post-Effective Amendment No.      48                                    [X]
                                  -------------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No.      48
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                           DELAWARE GROUP CASH RESERVE
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               (Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania                      19103-7094
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   (Address of Principal Executive Offices)                         (Zip Code)

Registrant's Telephone Number, including Area Code:              (800) 523-1918
                                                                 --------------

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
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                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                                May 31, 2002
                                                                    ------------

It is proposed that this filing will become effective:

            _ immediately upon filing pursuant to paragraph (b) X on May 31, 2002 pursuant to paragraph (b)
            _ 60 days after filing pursuant to paragraph (a)(1) _ on (date) pursuant to paragraph (a)(1)
            _ 75 days after filing pursuant to paragraph (a)(2) _ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
            _ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 48 to Registration File No. 2-60770 includes the following:


         1.       Facing Page

         2.       Contents Page

         3.       Part A--Prospectuses

         4.       Part B--Statement of Additional Information

         5.       Part C--Other Information

         6.       Signatures

         7.       Exhibits

                     Delaware
                     Investments(SM)
                     --------------------------------------
                     A member of Lincoln Financial Group(R)





                           Delaware Cash Reserve Fund

                                     Class A
                                Consultant Class






                                   Prospectus
                                  May 31, 2002

                                  Money Market





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents


Fund profile                                           page 2
Delaware Cash Reserve Fund                                  2

How we manage the Fund                                 page 4
Our investment strategies                                   4
The securities we typically invest in                       4
The risks of investing in the Fund                          6

Who manages the Fund                                   page 7
Investment manager                                          7
Who's who?                                                  8

About your account                                     page 9
Investing in the Fund                                       9
How to buy shares                                          10
Retirement plans                                           11
How to redeem shares                                       12
Account minimums                                           13
Special services                                           14
Dividends, distributions and taxes                         16

Certain management considerations                     page 17

Financial highlights                                  page 18

Profile:  Delaware Cash Reserve Fund

What is the Fund's goal?
Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Cash Reserve Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

Delaware Cash Reserve Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

What are the main risks of investing in the Fund?
Delaware Cash Reserve Fund will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. For a more complete discussion of risk, please turn to page 8.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.


Who should invest in the Fund
o   Investors with short-term financial goals who seek current income.
o Investors who do not want an investment whose value may fluctuate over the short term.
o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.


Who should not invest in the Fund
o   Investors with long-term financial goals.
o   Investors looking for relatively high current income.

How has the Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as average annual returns for Class A and Consultant Class shares for one-year, five-year and ten-year periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

------------------------------------------------
2001                     3.59%
------------------------ -----------------------
2000                     5.78%
------------------------ -----------------------
1999                     4.42%
------------------------ -----------------------
1998                     4.75%
------------------------ -----------------------
1997                     4.84%
------------------------ -----------------------
1996                     4.63%
------------------------ -----------------------
1995                     5.11%
------------------------ -----------------------
1994                     3.34%
------------------------ -----------------------
1993                     2.30%
------------------------ -----------------------
1992                     3.30%
------------------------------------------------



As of March 31, 2002, the Fund's Class A had a calendar year-to-date return of 0.30%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 1.50% for the quarter ended September 30, 2000 and its lowest quarterly return was 0.50% for the quarter ended December 31, 2001.

                              Average annual returns for periods ending 12/31/01

------------------------------------------------------------------------
                         Class A                 Consultant Class
                         Inception 6/30/78       Inception 3/10/88
------------------------ ----------------------- -----------------------
1 year                   3.59%                   3.33%
------------------------ ----------------------- -----------------------
5 years                  4.67%                   4.41%
------------------------ ----------------------- -----------------------
10 years                 4.20%                   3.94%
------------------------------------------------------------------------

Investors interested in obtaining the 7-day yield for either class can call 800 523-1918.

What are the Fund's fees and expenses?
Shareholder fees are paid directly from your investment.

--------------------------------------------------------------------------------
                                                        Class A      Consultant
                                                                          Class
------------------------------------------------------ --------- ---------------
Maximum sales charge (load) imposed on purchases as        none            none
a percentage of offering price
------------------------------------------------------ --------- ---------------
Maximum sales charge (load) imposed on reinvested
dividends                                                  none            none
------------------------------------------------------ --------- ---------------
Redemption fees                                            none            none
------------------------------------------------------ --------- ---------------
Exchange fees(1)                                           none            none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.


--------------------------------------------------------------------------------
                                                        Class A      Consultant
                                                                          Class
------------------------------------------------------ --------- ---------------
Management fees                                           0.44%         0.44%
------------------------------------------------------ --------- ---------------
Distribution and service (12b-1) fees                      none         0.25%(2)
------------------------------------------------------ --------- ---------------
Other expenses                                            0.48%         0.48%
------------------------------------------------------ --------- ---------------
Total operating expenses                                  0.92%         1.17%
--------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


----------------------------------------------
                      Class A      Consultant
                                        Class
--------------- -------------- ---------------
1 year                    $94            $119
--------------- -------------- ---------------
3 years                  $293            $372
--------------- -------------- ---------------
5 years                  $509            $644
--------------- -------------- ---------------
10 years               $1,131          $1,420
----------------------------------------------


1 Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
2 Consultant Class shares are subject to a 12b-1 fee of no greater than 0.30% of average daily net assets, but the Board of Trustees has set the fee at 0.25% of average daily net assets.
3 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund

Our investment strategies
We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months). We may shorten or lengthen the Fund's average maturity based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
------------------------------------------------------------------------------------------------------------------------
Securities                                                                      How we use them
-------------------------------------------------------  ---------------------------------------------------------------
Direct U.S. Treasury obligations: Treasury bills,        We may invest without limit in U.S. Treasury securities.
notes and bonds of varying maturities. U.S. Treasury     We would typically invest in Treasury bills or longer term
securities are backed by the "full faith and credit"     Treasury securities whose remaining effective maturity is
of the United States.                                    less than 13 months.

-------------------------------------------------------  ----------------------------------------------------------------
Certificates of deposit and obligations of both U.S.     We may invest in certificates of deposit and obligations from
and foreign banks: Debt instruments issued by banks      banks that have assets of at least one billion dollars.
that pay interest.

Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

-------------------------------------------------------  ----------------------------------------------------------------
Corporate commercial paper and other corporate           We may invest in commercial paper and other corporate
obligations: Short-term debt obligations with            obligations rated in one of the two highest ratings categories
maturities ranging from 2 to 270 days, issued by         by at least two nationally recognized statistical ratings
companies.                                               organizations (NRSROs).  The purchase of a security that does not possess those ratings must be approved or ratified by the
                                                         Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money markets must comply.  The Fund will not invest more than 5% of its total assets in securities rated in the second highest
                                                         category by an NRSRO.

-------------------------------------------------------  ----------------------------------------------------------------
Asset-backed securities: Bonds or notes whose            We may invest without limit in asset-backed securities. We may
principal and interest is backed by an underlying pool   invest only in securities rated in the highest rating category
of assets, such as credit card or automobile loan by     an NRSRO.
receivables or corporate loans or bonds. The credit
quality of most asset-backed securities depends
primarily on the credit quality of the assets underlying
such securities, how well the entities issuing the
securities are insulated from the credit risk of the
originator or affiliated entities, and the amount of
credit support provided to the securities.

-------------------------------------------------------- ----------------------------------------------------------------
Repurchase agreements: An agreement between a buyer of   We may use repurchase agreements as a short-term investment
securities such as the Fund and a seller of              for the Fund's cash position. In order to enter into these
securities, in which the seller agrees to buy the        repurchase agreements, the Fund must have collateral of at
securities back within a specified time at the same      least 102% of the repurchase price. The Fund will only enter
price the buyer paid for them, plus an amount equal to   into repurchase agreements in which the collateral is composed
an agreed upon interest rate.                            of U.S. government securities.

-------------------------------------------------------- ----------------------------------------------------------------
Restricted securities: Privately placed securities       We may invest in privately placed securities including those
whose resale is restricted under securities law.         that are eligible for resale only among certain institutional buyers without registration which are commonly known as "Rule
                                                         144A Securities." Other restricted securities which are illiquid must be limited to 10% of total Fund assets.

-------------------------------------------------------- ----------------------------------------------------------------
Illiquid securities: Securities that do not have a       We may not invest more than 10% of total assets in illiquid
ready market, and cannot be easily sold, if at all, at   securities including repurchase agreements that mature in more
approximately the price that the Fund has valued them.   than seven days.
-------------------------------------------------------------------------------------------------------------------------

Please see the Statement of Additional Information for additional descriptions about the securities listed in the table above.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective. The Fund will not borrow money in excess of one-third of the value of its net assets.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                        Risks                                             How we strive to manage them

------------------------------------------------------- ------------------------------------------------------------------
Interest rate risk is the risk that securities,         Because the Fund invests exclusively in short-term securities,
particularly bonds with longer maturities, will         interest rate changes are not a major risk to the value of its
decrease in value if interest rates rise.               portfolio. However, a decline in interest rates would reduce the level of income provided by the Fund.

------------------------------------------------------- ------------------------------------------------------------------
Credit risk is the risk that there is the possibility   The Fund holds only high quality short-term securities.
that a bond's issuer (or an entity that insures the     Therefore, it is generally not subject to significant credit
bond) will be unable to make timely payments of         risk.
interest and principal.
                                                        We limit our investments to those that the Board of Trustees considers to be of high quality with minimal credit risks.
                                                        All investments must also meet the maturity, quality and
                                                        diversification standards that apply to taxable money market funds.

------------------------------------------------------- ------------------------------------------------------------------
Counterparty risk is the risk that the Fund may lose    We try to minimize this risk by considering the creditworthiness
money because a party that we contract with to buy or   of all parties before we enter into transactions with them.
sell securities fails to fulfill its side of the
agreement.                                              Where appropriate, we will also hold collateral from the
                                                        counterparties consistent with applicable regulations.

------------------------------------------------------- ------------------------------------------------------------------
Inflation risk is the risk that the return from your    The Fund is designed for short-term investment goals and
investments will be less than the increase in the       therefore may not outpace inflation over longer time periods.
cost of living due to inflation, thus preventing you    For this reason, the Fund is not recommended as a primary
from reaching your financial goals.                     investment for people with long-term goals.

--------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.44% of average daily net assets for the last fiscal year.

Who's who?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.


[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]



                                                            Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                              The Fund                       4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                                                    Brooklyn, NY 11245

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094


                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
Portfolio managers

                                                         Financial advisors

                                                            Shareholders



Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Cash Reserve Fund that relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.


Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.


Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.


Financial advisors Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.


Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund


You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.


Class A shares

o   Class A shares are available for purchase at net asset value.

o   Class A shares do not have an up-front sales charge.

o   Class A shares are not subject to 12b-1 fees.

o   Class A shares are not subject to a contingent deferred sales charge.

Consultant Class shares


o Consultant Class shares may be purchased through financial advisors, including brokers, financial institutions and other entities that have a dealer agreement with the Fund's distributor or a service agreement with the Fund.


o   Consultant Class shares do not have an up-front sales charge.


o Consultant Class shares are subject to an annual 12b-1 fee no greater than 0.30% (currently the 12b-1 fee is set at 0.25%) of average daily net assets. The 12b-1 fee is typically used to compensate your financial advisor for the ongoing guidance and service he or she provides to you.


o Consultant Class shares are not subject to a contingent deferred sales charge.

How to buy shares

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Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.


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By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


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By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

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By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Generally, you may not exchange different classes of shares; however you may exchange between the Consultant Class and Class A shares of the Delaware Investments Funds. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.


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Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.


Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account
(IRA) or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value at $1.00 per share. Although we make every effort to maintain a stable net asset value, there is no assurance that we will always be able to do so. We calculate net asset value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We value the Fund's portfolio securities at amortized cost.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.


Retirement plans
In addition to being an appropriate investment for your IRA, Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

How to redeem shares

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Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.


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By mail
You can redeem shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


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By telephone
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.



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Through checkwriting
You may redeem shares by writing checks of $500 or more. Checks must be signed by all owners of the account unless you indicate otherwise on your Investment Application. The checkwriting feature is not available for retirement plans. Also, because dividends are declared daily, you may not close your account by writing a check. When you write checks you are subject to bank regulations and may be subject to a charge if the check amount exceeds the value of your account.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.


Electronic Delivery
With Delaware eDelivery you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

Online Account Access
Account access is a password protected area of the Delaware Investments Web site that gives you access to your account information and allows you to perform transactions in a secure environment.


Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. You may not reinvest distributions in Class B or Class C shares of the funds in the Delaware Investments family.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. Generally, you may not exchange between different classes of shares; however you may exchange between the Consultant Class and Class A of any Delaware Investments funds.

In certain circumstances, Class A shares of funds other than the Fund may be subject to a contingent deferred sales charge for up to two years after purchase. This would occur if the fund normally had a front-end sales charge, but the shares were purchased without paying a sales charge and a financial advisor was paid a commission on the purchase. If you purchase Class A shares of another fund in this manner, you may exchange them for shares of the Fund's Class A or Consultant Class. You will not have to pay the contingent deferred sales charge at the time of the exchange. However, you may have to pay the contingent deferred sales if you later redeem your shares of the Fund's Class A or Consultant Class or if you exchange them for shares of another fund and then redeem those shares. The time that you are invested in the Fund will count toward the fulfillment of the two-year holding period.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.


MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital gains, unless you tell us otherwise.


Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains, if any, are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.


We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Investments by fund of funds
The Fund accepts investments from funds within Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

-------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Cash Reserve Fund
                                                                                    A Class
                                                                                 Year Ended 3/31
------------------------------------------------------- -----------------------------------------------------------
                                                              2002        2001       2000        1999         1998
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------

------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Net asset value, beginning of period                        $1.000      $1.000     $1.000      $1.000       $1.000
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------

------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Income from investment operations:
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Net investment income                                        0.026       0.056      0.046       0.045        0.048
                                                             -----       -----      -----       -----        -----
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Total from investments operations                            0.026       0.056      0.046       0.045        0.048
                                                             -----       -----      -----       -----        -----
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Less dividends from:
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Net investment income                                      (0.026)     (0.056)    (0.046)     (0.045)      (0.048)
                                                           -------     -------    -------     -------      -------
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Total dividends                                            (0.026)     (0.056)    (0.046)     (0.045)      (0.048)
                                                           -------     -------    -------     -------      -------
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------

------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Net asset value, end of period                              $1.000      $1.000     $1.000      $1.000       $1.000
                                                            ======      ======     ======      ======       ======
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------

------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Total return(1)                                              2.59%       5.75%      4.69%       4.61%        4.88%
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------

------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Ratios and supplemental data:
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Net assets, end of period (000 omitted)                   $525,032    $548,006   $566,193    $588,249     $524,477
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Ratio of expenses to average net assets                      0.92%       0.84%      0.91%       0.90%        0.88%
------------------------------------------------------- ----------- ----------- ---------- ----------- ------------
Ratio of net investment income to average net assets         2.56%       5.60%      4.59%       4.51%        4.78%
------------------------------------------------------------------- ----------- ---------- ----------- ------------

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

[RESTUBBED TABLE]

-----------------------------------------------------------------------------------------------------------------
                                                                          Delaware Cash Reserve Fund
                                                                               Consultant Class
                                                                                Year Ended 3/31
------------------------------------------------------- ---------------------------------------------------------
                                                             2002       2001        2000        1999        1998
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------

------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Net asset value, beginning of period                       $1.000     $1.000      $1.000      $1.000      $1.000
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------

------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Income from investment operations:
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Net investment income                                       0.023      0.054       0.043       0.043       0.045
                                                            -----      -----       -----       -----       -----
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Total from investments operations                           0.023      0.054       0.043       0.043       0.045
                                                            -----      -----       -----       -----       -----
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Less dividends from:
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Net investment income                                     (0.023)    (0.054)     (0.043)     (0.043)     (0.045)
                                                          -------    -------     -------     -------     -------
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Total dividends                                           (0.023)    (0.054)     (0.043)     (0.043)     (0.045)
                                                          -------    -------     -------     -------     -------
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------

------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Net asset value, end of period                             $1.000     $1.000      $1.000      $1.000      $1.000
                                                           ======     ======      ======      ======      ======
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------

------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Total return(1)                                             2.34%      5.49%       4.43%       4.35%       4.62%
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------

------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Ratios and supplemental data:
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Net assets, end of period (000 omitted)                   $34,614    $36,783     $32,648     $42,732     $40,037
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Ratio of expenses to average net assets                     1.17%      1.09%       1.16%       1.15%       1.13%
------------------------------------------------------- ---------- ---------- ----------- ----------- -----------
Ratio of net investment income to average net assets        2.31%      5.35%       4.34%       4.26%       4.53%
------------------------------------------------------------------ ---------- ----------- ----------- -----------

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

How to read the Financial highlights

Net investment income
Net investment income includes interest income earned from a fund's securities; it is after expenses have been deducted.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude applicable front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, minus any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.


Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.


Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.


Commission
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.


Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.


Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.


Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.


Financial advisor
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.


Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Liquidity
The ease with which an investment can be converted into cash without a significant loss of principal. Money market funds are considered to be highly liquid.


Management fee
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.


Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASDR(SM))
An independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.


Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).


Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.


Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.


SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.


Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.


Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Cash Reserve Fund
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.


Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center


800 523-1918


Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o   For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service


800 362-FUND (800 362-3863)


o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2806

Delaware Cash Reserve Fund Symbols

                      CUSIP           NASDAQ
                      -----           ------
Class A               245910104       DCRXX

Consultant Class      245910203       N/A


                     Delaware
                     Investments(SM)
                     --------------------------------------
                     A member of Lincoln Financial Group(R)


P-008 [--] PP 5/02

                     Delaware
                     Investments(SM)
                     --------------------------------------
                     A member of Lincoln Financial Group(R)



                           Delaware Cash Reserve Fund

                                Class B * Class C






                                   Prospectus
                                  May 31, 2002


                                Money Market Fund



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents


Fund profile                                                    page  2
Delaware Cash Reserve Fund                                            2

How we manage the Fund                                          page  4
Our investment strategies                                             4
The securities we typically invest in                                 4
The risks of investing in the Fund                                    5

Who manages the Fund                                            page  6
Investment manager                                                    6
Who's who?                                                            7

About your account                                              page  8
Investing in the Fund                                                 8
How to buy shares                                                    10
Retirement plans                                                     11
How to redeem shares                                                 12
Account minimum                                                      13
Special services                                                     14
Dividends, distributions and taxes                                   16

Certain management considerations                               page 17

Financial highlights                                            page 18

Profile: Delaware Cash Reserve Fund

What is the Fund's goal?
Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Cash Reserve Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

Delaware Cash Reserve Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

What are the main risks of investing in the Fund?
Delaware Cash Reserve Fund will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. For a more complete discussion of risk, please turn to page 5.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Who should invest in the Fund
o   Investors with short-term financial goals who seek current income.
o Investors who do not want an investment whose value may fluctuate over the short term.
o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.
o Investors who are using this Fund as a component of an overall investment plan that includes Class B or Class C shares of other Delaware Investments funds.

Who should not invest in the Fund
o   Investors with long-term financial goals.
o   Investors looking for relatively high current income.

o Investors who are not already investing or planning to invest in Class B or Class C shares of other Delaware Investments Funds.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

How has the Fund performed?


This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class B shares have varied over the past seven calendar years, as well as average annual returns for the one-year, five-year and lifetime periods, if applicable. The Fund's past performance does not necessarily indicate how it will perform in the future.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS B)]

Year-by-year total return (Class B)

------------------------------------------------
2001                     2.56%
------------------------ -----------------------
2000                     4.74%
------------------------ -----------------------
1999                     3.38%
------------------------ -----------------------
1998                     3.71%
------------------------ -----------------------
1997                     3.80%
------------------------ -----------------------
1996                     3.59%
------------------------ -----------------------
1995                     4.07%
------------------------------------------------



As of March 31, 2002, the Fund's Class B had a year-to-date return of 0.05%. During the periods illustrated in this bar chart, Class B's highest quarterly return was 1.24% for the quarter ended September 30, 2000 and its lowest quarterly return was 0.24% for the quarter ended December 31, 2001.

The maximum Class B contingent deferred sales charge of 5%, which is normally deducted when you redeem shares, is not reflected in the year-by-year total returns shown opposite. If this fee were included, the returns would be less than those shown. The average annual returns shown below do include the sales charge.

                              Average annual returns for periods ending 12/31/01

CLASS              B (if redeemed)*       C (if redeemed)*
                   Inception 5/2/94       Inception 11/29/95

1 year             -2.44%                 1.56%
5 years             3.29%                 3.64%
Lifetime            3.61%                 3.63%

* If shares were not redeemed, the returns for Class B would be 2.56%, 3.63% and 3.61% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be 2.56%, 3.64% and 3.63% for the one-year, five-year and lifetime periods, respectively.


Investors interested in obtaining the 7-day yield for either class can call 800 523-1918.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investment.

----------------------------------------------------------------------------
CLASS                                                      B          C
------------------------------------------------------ ---------- ----------
Maximum sales charge (load) imposed on purchases as         none       none
a percentage of offering price
------------------------------------------------------ ---------- ----------
Maximum contingent deferred sales charge (load) as a       5%(1)      1%(2)
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------ ---------- ----------
Maximum sales charge (load) imposed on reinvested           none       none
dividends
------------------------------------------------------ ---------- ----------
Redemption fees                                             none       none
----------------------------------------------------------------------------

Annual Fund operating expenses are deducted from the Fund's assets.


----------------------------------------------------------------- ----------
Management fees                                            0.44%      0.44%
------------------------------------------------------ ---------- ----------
Distribution and service (12b-1) fees                      1.00%      1.00%
------------------------------------------------------ ---------- ----------
Other expenses                                             0.48%      0.48%
------------------------------------------------------ ---------- ----------
Total operating expenses                                   1.92%      1.92%
----------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


--------------------------------------------------------------------------------------------------------
Class(4)               B                   B (if redeemed)      C                   C (if redeemed)
---------------------- ------------------- -------------------- ------------------- --------------------
1 year                               $195                 $695                $195                 $295
---------------------- ------------------- -------------------- ------------------- --------------------
3 years                              $603                 $903                $603                 $603
---------------------- ------------------- -------------------- ------------------- --------------------
5 years                            $1,037               $1,237              $1,037               $1,037
---------------------- ------------------- -------------------- ------------------- --------------------
10 years                           $2,048               $2,048              $2,243               $2,243
--------------------------------------------------------------------------------------------------------



1 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
2 Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
3 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
4 The Class B example reflects the conversion of Class B shares to Consultant Class shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Consultant Class.

How we manage the Fund

Our investment strategies
We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months). We may shorten or lengthen the Fund's average maturity based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

-------------------------------------------------------------- ---------------------------------------------------------
Securities                                                            How we use them
-------------------------------------------------------------- ---------------------------------------------------------
Direct U.S. Treasury obligations: Treasury bills, notes and    We may invest without limit in U.S. Treasury
bonds of varying maturities. U.S. Treasury securities are      securities.  We would typically invest in Treasury
backed by the "full faith and credit" of the United States.    bills or longer term Treasury securities whose
                                                               remaining effective maturity is less than 13 months.

-------------------------------------------------------------- ---------------------------------------------------------
Certificates of deposit and obligations of both U.S. and       We may invest in certificates of deposit and obligations
foreign banks: Debt instruments issued by banks that pay       from banks that have assets of at least one billion
interest.                                                      dollars.

Investments in foreign banks and overseas branches of U.S.
banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

-------------------------------------------------------------- ----------------------------------------------------------
Corporate commercial paper and other corporate obligations:    We may invest in commercial paper and other corporate
Short-term debt obligations with maturities ranging from 2     obligations rated in one of the two highest ratings
to 270 days, issued by companies.                              categories by at least two nationally recognized security
                                                               that does not possess those ratings must be approved or
                                                               ratified by the Board of Trustees in accordance with the
                                                               maturity, quality and diversification conditions with which taxable money markets must comply. The Fund will not invest more than 5% of its total assets in securities rated in the second highest category by an NRSRO.

-------------------------------------------------------------- ----------------------------------------------------------
Asset-backed securities: Bonds or notes whose principal and    We may invest without limit in asset-backed securities.
interest is backed by an underlying pool of assets, such as    We may invest only in securities rated in the highest
credit card or automobile trade receivables or corporate       rating category by an NRSRO.
loans or bonds. The credit quality of most asset-backed
securities depends primarily on the credit quality of the
assets underlying such securities, how well the entities
issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of
credit support provided to the securities.

-------------------------------------------------------------- ----------------------------------------------------------
Repurchase agreements: An agreement between a buyer of         We may use repurchase agreements as a short-term
securities such as the Fund and a seller of securities, in     investment for the Fund's cash position. In order to which
the seller agrees to buy the securities back within a          enter into these repurchase agreements, the Fund must
specified time at the same price the buyer paid for them,      have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.          price. The Fund will only enter into repurchase
                                                               agreements in which the collateral is composed of U.S.
                                                               government securities.

-------------------------------------------------------------- ----------------------------------------------------------
Restricted securities: Privately placed securities whose       We may invest in privately placed securities including
resale is restricted under securities law.                     those that are eligible for resale only among certain
                                                               institutional buyers without registration which are
                                                               commonly known as "Rule 144A Securities." Other
                                                               restricted securities which are illiquid must be
                                                               limited to 10% of total Fund assets.

-------------------------------------------------------------- ----------------------------------------------------------
Illiquid securities: Securities that do not have a ready       We may not invest more than 10% of total assets in
market, and cannot be easily sold, if at all, at               illiquid securities including repurchase agreements that
approximately the price that the Fund has valued them.         mature in more than seven days.
-------------------------------------------------------------------------------------------------------------------------

Please see the Statement of Additional Information for additional descriptions about the securities listed in the table above.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective. The Fund will not borrow money in excess of one-third of the value of its net assets.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------
                        Risks                                              How we strive to manage them

------------------------------------------------------- -------------------------------------------------------------------
Interest rate risk is the risk that securities,         Because the Fund invests exclusively in short-term securities,
particularly bonds with longer maturities, will         interest rate changes are not a major risk to the value of its
decrease in value if interest rates rise.               portfolio. However, a decline in interest rates would reduce the level of income provided by the Fund.

------------------------------------------------------- -------------------------------------------------------------------
Credit risk is the risk that there is the possibility   The Fund holds only high quality short-term securities.
that a bond's issuer (or an entity that insures the     Therefore, it is generally not subject to significant credit risk.
bond) will be unable to make timely payments of
interest and principal.                                 We limit our investments to those that the Board of Trustees considers to be of high quality with minimal credit risks.
                                                        All investments must also meet the maturity, quality and
                                                        diversification standards that apply to taxable money market funds.

------------------------------------------------------- -------------------------------------------------------------------
Counterparty risk is the risk that the Fund may lose    We try to minimize this risk by considering the creditworthiness
money because a party that we contract with to buy or   of all parties before we enter into transactions with them.
sell securities fails to fulfill its side of the
agreement.                                              Where appropriate, we will also hold collateral from the
                                                        counterparties consistent with applicable regulations.

------------------------------------------------------- -------------------------------------------------------------------
Inflation risk is the risk that the return from your    The Fund is designed for short-term investment goals and
investments will be less than the increase in the       therefore may not outpace inflation over longer time periods.
cost of living due to inflation, thus preventing you    For this reason, the Fund is not recommended as a primary
from reaching your financial goals.                     investment for people with long-term goals.

---------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.44% of average daily net assets for the last fiscal year.

Who's who?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments Funds.



                                                           Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                              The Fund                       4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                                                    Brooklyn, NY 11245

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094


                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
Portfolio managers

                                                         Financial advisors

                                                            Shareholders


Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Cash Reserve Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.


Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.


Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.


Financial advisors Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.


Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account


Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.


Unlike shares of most money market funds, Delaware Cash Reserve Fund B and C Class shares are subject to a contingent deferred sales charge and relatively high distribution and service fees. Because of these costs, Class B and C shares are available only to investors who already have Class B and C shares of other Delaware Investments funds and want a temporary defensive investment alternative. They are also available to investors who have chosen the Wealth Builder Option (see page 14) to exchange their shares of Delaware Cash Reserve Fund for Class B and C shares of other Delaware Investments funds.


Choosing a share class

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances, the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares and Consultant Class shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Consultant Class shares with a 12b-1 fee of no more than 0.30% (currently no more than 0.25%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares and Consultant shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.


Each of the Class B and Class C shares of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to buy shares

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Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.


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By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


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By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

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By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.


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Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account
(IRA) or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

We determine the Fund's net asset value (NAV) per share at the close on regular trading on the New York Stock Exchange each business day that the Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value at $1.00 per share. Although we make every effort to maintain a stable net asset value, there is no assurance that we will always be able to do so. We calculate net asset value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We value the Fund's portfolio securities at amortized cost.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.


Retirement plans
In addition to being an appropriate investment for your IRA, Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

How to redeem shares

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Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.


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By mail
You can redeem shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


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By telephone
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimum
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments Fund without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.


MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.


MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital gains, unless you tell us otherwise.


Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.


We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations


Investments by fund of funds
The Fund accepts investments from the funds within Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial information


Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

---------------------------------------------------------------------------------------------------------------------------------

                                                                                 Delaware Cash Reserve Fund
                                                                                         B Class
                                                             --------------------------------------------------------------------

                                                                                       Year Ended 3/31
------------------------------------------------------------ --------------------------------------------------------------------
                                                                    2002          2001         2000          1999          1998
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Net asset value, beginning of period                              $1.000        $1.000        $1.000        $1.000        $1.000
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------

------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Income from investment operations:
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Net investment income                                              0.016         0.046         0.036         0.035         0.038
                                                                   -----         -----         -----         -----         -----
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Total from investment operations                                   0.016         0.046         0.036         0.035         0.038
                                                                   -----         -----         -----         -----         -----
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------

------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Less dividends from:
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Net investment income                                            (0.016)       (0.046)       (0.036)       (0.035)       (0.038)
                                                                 -------       -------       -------       -------       -------
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Total dividends                                                  (0.016)       (0.046)       (0.036)       (0.035)       (0.038)
                                                                 -------       -------       -------       -------       -------
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------

------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Net asset value, end of period                                    $1.000        $1.000        $1.000        $1.000        $1.000
                                                                  ======        ======        ======        ======        ======
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------

------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Total return(1)                                                    1.57%         4.71%         3.65%         3.57%         3.84%
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------

------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Ratios and supplemental data:
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Net assets, end of period (000 omitted)                          $25,744       $32,267       $23,349       $19,908        $6,522
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Ratio of expenses to average net assets                            1.92%         1.84%         1.91%         1.90%         1.88%
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Ratio of net investment income to average net assets               1.56%         4.60%         3.59%         3.51%         3.78%
---------------------------------------------------------------------------------------------------------------------------------


1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

---------------------------------------------------------------------------------------------------------------------

                                                                           Delaware Cash Reserve Fund
                                                                                     C Class
                                                             --------------------------------------------------------

                                                                                 Year Ended 3/31
------------------------------------------------------------ --------------------------------------------------------
                                                                  2002       2001       2000       1999         1998
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Net asset value, beginning of period                            $1.000     $1.000     $1.000     $1.000       $1.000
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------

------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Income from investment operations:
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Net investment income                                            0.016      0.046      0.036      0.035        0.038
                                                                 -----      -----      -----      -----        -----
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Total from investment operations                                 0.016      0.046      0.036      0.035        0.038
                                                                 -----      -----      -----      -----        -----
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------

------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Less dividends from:
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Net investment income                                          (0.016)    (0.046)    (0.036)    (0.035)      (0.038)
                                                               -------    -------    -------    -------      -------
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Total dividends                                                (0.016)    (0.046)    (0.036)    (0.035)      (0.038)
                                                               -------    -------    -------    -------      -------
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------

------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Net asset value, end of period                                  $1.000     $1.000     $1.000     $1.000       $1.000
                                                                ======     ======     ======     ======       ======
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------

------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Total return(1)                                                  1.57%      4.71%      3.65%      3.58%        3.84%
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------

------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Ratios and supplemental data:
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Net assets, end of period (000 omitted)                         $7,084     $6,893     $7,760    $11,134       $3,702
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Ratio of expenses to average net assets                          1.92%      1.84%      1.91%      1.90%        1.88%
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Ratio of net investment income to average net assets             1.56%      4.60%      3.59%      3.51%        3.78%
---------------------------------------------------------------------------------------------------------------------


1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the financial highlights

Net investment income
Net investment income includes interest income earned from a fund's securities; it is after expenses have been deducted.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude contingent deferred sales charges, and assume the shareholder has reinvested all dividends.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, minus any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

How to use this glossary


This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.


Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.


Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.


Commission
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.


Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.


Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.


Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.


Financial advisor
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.


Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Liquidity
The ease with which an investment can be converted into cash without a significant loss of principal. Money market funds are considered to be highly liquid.


Management fee
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.


Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.


Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).


Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.


Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.


SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.


Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.


Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Cash Reserve Fund
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.


Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center


800 523-1918


Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o   For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service


800 362-FUND (800 362-3863)


o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2806

Delaware Cash Reserve Fund Symbols

                 CUSIP
                 ------
Class B          245910302

Class C          245910401


                     Delaware
                     Investments(SM)
                     --------------------------------------
                     A member of Lincoln Financial Group(R)


P-055 [--] PP 5/02

Delaware Investments includes funds with                    DELAWARE CASH RESERVE FUND
a wide range of investment objectives.
Stock funds, income funds, national and
state-specific tax-exempt funds, money
market funds, global and international
funds and closed-end funds give
investors the ability to create a
portfolio that fits their personal
financial goals. For more information,                      A CLASS
contact your financial advisor or call                      B CLASS
Delaware Investments at 800 523-1918.                       C CLASS
                                                            CONSULTANT CLASS



INVESTMENT MANAGER
Delaware Management Company
2005 Market Street
Philadelphia, PA 19103-7094                                 DELAWARE GROUP CASH RESERVE

NATIONAL DISTRIBUTOR                                        No Front-End Sales Charge
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,                                      PART B
DIVIDEND DISBURSING,
ACCOUNTING SERVICES                                         STATEMENT OF ADDITIONAL INFORMATION
AND TRANSFER AGENT
Delaware Service Company, Inc.                              MAY 31, 2002
2005 Market Street
Philadelphia, PA 19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP                                                               Delaware
2001 Market Street                                                              Investments(SM)
Philadelphia, PA 19103                                                          --------------------------------------
                                                                                A member of Lincoln Financial Group(R)
CUSTODIAN
JPMorgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

                       STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 31, 2002

                           DELAWARE GROUP CASH RESERVE
                           Delaware Cash Reserve Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

                         For Prospectus and Performance:
                             Nationwide 800 523-1918

                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800 523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800 362-7500


         Delaware Group Cash Reserve ("Cash Reserve") is a professionally-managed mutual fund of the series type which currently offers one series of shares: Delaware Cash Reserve Fund (the "Fund").

         The Fund offers Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares (individually, a "Class" and collectively, the "Classes").

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Fund dated May 31, 2002, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800 523-1918.

--------------------------------------------------------------------------------------------------------------------- ----
TABLE OF CONTENTS
----------------------------------------------------------- ---- ---------------------------------------------------- ----
Investment Objective and Policy                             2    Taxes                                                44
----------------------------------------------------------- ---- ---------------------------------------------------- ----
Performance Information                                     8    Investment Management Agreement                      45
----------------------------------------------------------- ---- ---------------------------------------------------- ----
Trading Practices                                           17   Officers and Trustees                                46
----------------------------------------------------------- ---- ---------------------------------------------------- ----
Purchasing Shares                                           18   General Information                                  57
----------------------------------------------------------- ---- ---------------------------------------------------- ----
Retirement Plans                                            29   Financial Statements                                 59
----------------------------------------------------------- ---- ---------------------------------------------------- ----
Offering Price                                              34   Appendix A - Description of Ratings                  60
----------------------------------------------------------- ---- ---------------------------------------------------- ----
Redemption and Exchange                                     35   Appendix B - Investment Objectives of the Funds in   62
                                                                 the Delaware Investments Family
----------------------------------------------------------- ----
Dividends and Realized Securities Profits Distributions     43
--------------------------------------------------------------------------------------------------------------------- ----

INVESTMENT OBJECTIVE AND POLICY

         The investment objective of the Fund is to obtain maximum current income consistent with preservation of principal and maintenance of liquidity by investing substantially all of its assets in a portfolio of money market instruments. There is no assurance that this objective can be achieved.

         The Fund intends to achieve its objective by investing at least 80% of its assets in a diversified portfolio of money market instruments. See Money Market Instruments, below, and Appendix A - Description of Ratings.

         The Fund limits its investments to those which the Board of Trustees has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         The Fund maintains its net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar-weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months. In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Trustees determines present minimal credit risks and which are of high quality. The Fund may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average maturity if it deems such actions appropriate to maintain a stable net asset value per share. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

         While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made from time to time to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions by shareholders of the Fund may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to make redemption payments may reduce, but does not guarantee a reduction in, the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Taxes for the effect of any capital gains distributions.

         A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Fund invests. In the event of an increase in current interest rates or a national credit crisis, or if one or more of the issuers became insolvent prior to the maturity of the instruments, principal values could be adversely affected. Investments in obligations of foreign banks and of overseas branches of U.S. banks may be subject to less stringent regulations and different risks than those of U.S. domestic banks. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

Money Market Instruments
         The Fund will invest all of its available assets in money market instruments maturing in one year or less. The types of instruments which the Fund may purchase are described below:

         1. U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

         2. U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         3. Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. The Fund will buy only short-term instruments of banks in nations where these risks are minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. In addition, the Fund is subject to certain maturity, quality and diversification conditions applicable to taxable money market funds. Thus, at the time of purchase a bank obligation or, as relevant, its issuer must be rated in one of the two highest rating categories (e.g. A-2 or better by Standard & Poor's ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's")) by at least two nationally-recognized statistical rating organizations or, if such security or, as relevant, its issuer is not so rated, the purchase of the security must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         4. Commercial Paper--The Fund may invest in short-term promissory notes issued by corporations if at the time of purchase, such security or, as relevant, its issuer, is rated in one of the two highest rating categories (e.g., A-2 or better by S&P and P-2 or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Trustees or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         5. Short-term Corporate Debt--The Fund may invest in corporate notes, bonds and debentures if at the time of purchase, such security or, as relevant, its issuer, is rated in one of the two highest rating categories (e.g., AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Trustees or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

         6. Repurchase Agreements--Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. The Fund may use repurchase agreements which are at least 102% collateralized by securities in which the Fund can invest directly. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

         The ratings of S&P, Moody's and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. See Appendix A - Description of Ratings.

Asset-Backed Securities
         The Fund may also invest in securities which are backed by assets, including, but not limited to, receivables on home equity loans, commercial real estate loans, credit card loans, manufacturing housing loans, small business loans, and automobile, mobile home, and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). Such receivables typically are securitized in either a pass-through or a pay-through structure. Pass-through securities represent an ownership interest in the underlying assets and provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. The holders of pass-through securities bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. Pay-through securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities also involve certain other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card loans, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile loans, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may have credit support supplied by a third party or derived from the structure of the transaction. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.

         Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Rule 144A Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (the "Manager") the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers;
(iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Restrictions
         Fundamental Restrictions--Cash Reserve has adopted the following restrictions for the Fund which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit. In addition, the Fund may concentrate its investments in bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by Standard & Poor's ("S&P") or P-2 or better by Moody's Investors Service, Inc. ("Moody's").

         2. Borrow money or issue senior securities, except as Investment Company Act of 1940 (the "1940 Act"), any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         Non-Fundamental Investment Restrictions--In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Concentration
         In applying the Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

         Following are additional investment restrictions and policies which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. Invest more than 20% of its assets in securities other than money market instruments as defined above.

         2. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks.

         3. Sell securities short or purchase securities on margin.

         4. Write or purchase put or call options.

         5. Underwrite the securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the 1933 Act. Not more than 10% of the value of the Fund's net assets at the time of acquisition will be invested in such securities.

         6. Purchase or sell commodities or commodity contracts.

         7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.

         9. Invest more than 5% of the value of its assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or federal agencies) or acquire more than 10% of the voting securities of such an issuer. Where securities are issued by one entity but are guaranteed by another, "issuer" shall not be deemed to include the guarantor so long as the value of all securities owned by the Fund which have been issued or guaranteed by that guarantor does not exceed 10% of the value of the Fund's assets.

         10. Purchase more than 10% of the outstanding securities of any issuer or invest in companies for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Invest more than 25% of its total assets in any particular industry, except that the Fund may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, certificates of deposit and bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

         13. Retain in its portfolio securities issued by an issuer any of whose officers, trustees or security holders is an officer or trustee of the Fund or of the investment manager of the Fund if after the purchase of the securities of such issuer by the Fund one or more of such officers or trustees owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer and such officers and trustees owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities.

         14. Invest funds of the Fund in the securities of companies which have a record of less than three years' continuous operation if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such company or companies. Such period of three years may include the operation of any predecessor company or companies, partnership or individual enterprise if the company whose securities are proposed as an investment for funds of the Fund has come into existence as the result of a merger, consolidation, reorganization or the purchase of substantially all of the assets of such predecessor company or companies, partnerships or individual enterprises.

         15. Invest in direct interests in oil, gas or other mineral exploration or development programs.

         16. Invest more than 25% of its assets in foreign banks except that this limitation shall not apply to United States branches of foreign banks which are subject to the same regulation as United States banks or to foreign branches of United States banks where such a bank is liable for the obligations of the branch.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships.

PERFORMANCE INFORMATION

         For the seven-day period ended March 31, 2002, the annualized current yield of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares was 1.04%, 0.04%, 0.04% and 0.79%, respectively, and the compounded effective yield was 1.04%, 0.04%, 0.04% and 0.79%, respectively. These yields will fluctuate daily as income earned fluctuates. On this date, the weighted average portfolio maturity was 58 days for each Class. The current yield of Class A Shares is expected to be higher than that of Consultant Class Shares, Class B Shares and Class C Shares because Class A Shares are not subject to the maximum aggregate expenses under the Fund's 12b-1 Plans of up to 0.30% for Consultant Class Shares and up to 1% for each of the Class B Shares and Class C Shares. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares.

         Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Realized Securities Profits Distributions, dividends are declared daily from net investment income. In order to determine the current return, yield is calculated as follows.

         The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of the same period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

         The current yield of each Class represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends, which is reflected in the effective yield shown below.

         The following is an example, for purposes of illustration only, of the current and effective yield calculations for the seven-day period ended March 31, 2002:

                                                                                                         Consultant Class
                                                   Class A Shares    Class B Shares       Class C Shares      Shares
Value of a hypothetical account with one
       share at the beginning of the period......  $1.00000000        $1.00000000         $1.00000000      $1.00000000

Value of the same account at the
       end of the period.........................  $1.00019881        $1.00000703         $1.00000703      $0.00015085
                                                   ===========        ===========         ===========      ===========

Net change in account value......................   0.00019881(1)      0.00000703(1)       0.00000703(1)    0.00015085(1)

Base period return = net change in account
       value/beginning account value.............   0.00000000         0.00000000          0.00000000       0.00000000

Current yield [base period return x (365/7)].....   1.04%(2)           0.04%(2)            0.04%(2)           0.79%(2)
                                                    =====              =====               =====              =====

Effective yield (1 + base period) 365/7 - 1......   1.04%(3)           0.04%(3)            0.04%(3)           0.79%(3)
                                                    =====              =====               =====              =====

Weighted average life to maturity of the portfolio on March 31, 2002 was 58 days.

(1) This represents the net income per share for the seven calendar days ended March 31, 2002.
(2) This represents the average of annualized net investment income per share for the seven calendar days ended March 31, 2002.
(3) This represents the current yield for the seven calendar days ended March 31, 2002 compounded daily.

         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. With respect to Class B Shares and Class C Shares, each calculation will include the CDSC that would be applicable upon complete redemption of such shares during the stated period. In addition, the Fund may present total return information that does not reflect the deduction of any applicable CDSC. The following formula will be used for the actual computations:

                                           n
                                     P(1+T) = ERV
         Where:     P  = a hypothetical initial purchase order of $1,000;

                    T  = average annual total return;

                    n  = number of years;

                  ERV  = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. The performance, as shown below, is the average annual total return quotations for each Class through March 31, 2002, calculated as an average annual compounded rate of return for the periods indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the periods covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for periods prior to commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class. If such payments were reflected in the calculations, performance would have been affected. The average annual total return for Class B and C Shares (including deferred sales charge) reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at March 31, 2002. The average annual total return for Class B and Class C Shares (excluding deferred sales charge) assumes the shares were not redeemed at March 31, 2002 and, therefore, does not reflect the deduction of a CDSC.

                                                  Average Annual Total Return
-------------------------------------------------------------------------------------------------------------------------------
                                                                        Class B Shares                         Class C Shares
                                       Consultant     Class B Shares      (Excluding       Class C Shares        (Excluding
                                         Class          (Including         Deferred      (Including Deferred      Deferred
                    Class A Shares       Shares          Deferred        Sales Charge)      Sales Charge)       Sales Charge)
                       (Inception      (Inception   Sales Charge) (1)     (Inception         (Inception          (Inception
                        6/30/78)        3/10/88)    (Inception 5/2/94)      5/2/94)           11/29/95)           11/29/95)
------------------- ----------------- ------------- ------------------- ---------------- -------------------- ------------------
1 year ended              2.59%           2.34%            -3.43%             1.57%              0.57%               1.57%
3/31/02
------------------- ----------------- ------------- ------------------- ---------------- -------------------- ------------------
3 years ended             4.34%           4.08%            2.36%              3.30%              3.30%               3.30%
3/31/02
------------------- ----------------- ------------- ------------------- ---------------- -------------------- ------------------
5 years ended             4.50%           4.24%            3.11%              3.46%              3.46%               3.46%
3/31/02
------------------- ----------------- ------------- ------------------- ---------------- -------------------- ------------------
10 years ended            4.13%           3.87%             N/A                N/A                N/A                 N/A
3/31/02
------------------- ----------------- ------------- ------------------- ---------------- -------------------- ------------------
15 years ended            5.09%           4.83%             N/A                N/A                N/A                 N/A
3/31/02
------------------- ----------------- ------------- ------------------- ---------------- -------------------- ------------------
Life of Fund              7.10%           6.94%            3.50%              3.50%              3.50%               3.50%
-------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 30, 1999, the CDSC schedule for Class B Shares is as follows:
    (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

         From time to time, the Fund may quote current yield information of the Classes with the sample average rates paid on bank money market deposit accounts. The bank money market deposit averages are the stated rates of 100 large banks and thrifts in the top five standard metropolitan statistical areas as determined by the Bank Rate Monitor. The Fund's figures for a Class will be the annualized yields representing an average of that Class' after-expense per share earnings divided by cost per share for each day of the fiscal month, or period, noted. Yield fluctuates depending on portfolio type, quality, maturity and operating expenses. Principal is not insured and the results shown should not be considered as representative of the yield which may be realized from an investment made in the Fund at any time in the future.

         From time to time, the Fund may quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance comparisons of the Fund (or Class) may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security price indices may be compared to data prepared by Lipper Analytical Services, Inc., IBC/Donoghue or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. and IBC/Donoghue maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15) may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for the shares of each Class of the Fund through March 31, 2002. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. Total return shown for Consultant Class Shares for the periods prior to commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class. If such payments were reflected in the calculations, performance would have been affected.

Cumulative Total Return
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B Shares    Class C Shares
                                       Consultant                           (Excluding        (Including         Class C Shares
                                         Class         Class B Shares         Deferred          Deferred            (Excluding
                    Class A Shares       Shares      (Including Deferred   Sales Charge)     Sales Charge)          Deferred
                      (Inception       (Inception     Sales Charge) (1)     (Inception        (Inception         Sales Charge)
                       6/30/78)         3/10/88)     (Inception 5/2/94)       5/2/94)          11/29/95)      (Inception 11/29/95)
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
3 months ended
3/31/02                   0.30%           0.23%             -4.95%              0.05%            -0.95%               0.05%
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
6 months ended            0.79%           0.67%             -4.71%              0.29%            -0.71%               0.29%
3/31/02
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
9 months ended            1.59%           1.40%             -4.17%              0.83%            -0.17%               0.83%
3/31/02
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
1 year ended              2.59%           2.34%             -3.43%              1.57%             0.57%               1.57%
3/31/02
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
3 years ended            13.58%           12.73%             7.23%             10.23%            10.24%               10.24%
3/31/02
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
5 years ended            24.62%           23.08%            16.56%             18.56%            18.56%               18.56%
3/31/02
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
10 years ended           49.84%           46.16%              N/A                N/A               N/A                 N/A
3/31/02
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
15 years ended           110.46%         102.78%              N/A                N/A               N/A                 N/A
3/31/02
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
Life of Fund             410.48%         391.85%            31.29%             31.29%            24.33%               24.33%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 30, 1999, the CDSC schedule for Class B Shares is as follows:
    (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of Delaware Management Company (the "Manager") and how that philosophy impacts the Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You should also consider your financial ability to continue to purchase shares during low fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Purchasing Shares and Wealth Builder Option under Purchasing Shares for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.

                          Investment         Price         Number of Shares
                            Amount         Per Share          Purchased
          Month 1            $100           $10.00               10
          Month 2            $100           $12.50                8
          Month 3            $100            $5.00               20
          Month 4            $100           $10.00               10
          ------------------------------------------------------------------
                        $400                $37.50               48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

         The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

         The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value per share or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven-calendar-day period, it may from time to time use a different time span.

         Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800 523-1918.

TRADING PRACTICES

         Portfolio transactions are executed by the Manager on behalf of the Fund in accordance with the standards described below.

         Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives an allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Fund's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with NASD Regulation, Inc. (the "NASDR(SM)") rules, and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

         Portfolio trading will be undertaken principally to accomplish the Fund's objective and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects to usually transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Manager is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

         Consistent with the Conduct Rules of the NASDR(SM) Regulation, Inc. (the "NASDR(SM)"), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

PURCHASING SHARES

         The Distributor serves as the national distributor for the Fund's shares - Class A Shares, Consultant Class Shares, Class B Shares and Class C Shares and has agreed to use its best efforts to sell shares of the Fund.

         Shares of the Fund are offered on a continuous basis. Class A Shares can be purchased directly from the Fund or its Distributor. Consultant Class Shares, Class B Shares and Class C Shares are offered through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares, Class B Shares or Class C Shares may be required to register as dealers pursuant to state laws.

         The minimum initial investment is generally $1,000 for each Class. Subsequent purchases must generally be $100 or more. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares; for Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Fund will reject any order for purchase of more than $250,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time.

         Selling dealers are responsible for transmitting orders promptly. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC if he or she redeems any portion of his or her account.

         With respect to Class A Shares and Consultant Class Shares, certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. With respect to Class A Shares and Consultant Class Shares, an investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

         Shares of each Class are sold without a front-end sales charge at the net asset value per share next determined after the receipt and effectiveness of a purchase order as described below. See the Prospectuses for additional information on how to invest. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management, such rejection is in the Fund's best interest.

         Class A Shares have no CDSC or annual 12b-1 Plan expenses. Consultant Class Shares have no CDSC but such shares are subject to annual 12b-1 Plan expenses of up to of 0.30% of the average daily net assets of such shares.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses, which are higher than those to which Consultant Class Shares are subject and are assessed against Class B Shares for approximately eight years after purchase.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         For both Class B Shares and Class C Shares, the CDSC will be assessed on an amount equal to the lesser of net asset value at the time of purchase of the shares being redeemed or the net asset value of the shares at the time of redemption. The net asset values of Class B Shares and Class C Shares at the time of purchase and at the time of redemption are expected to be the same if redeemed directly from the Fund. In addition, no CDSC will be assessed on redemption of shares received upon reinvestment of dividends or capital gains. See Redemption and Exchange for Class B Shares and Class C Shares for a list of the instances in which the CDSC is waived. Class B Shares are subject to annual 12b-1 Plan expenses up to a maximum of 1% of the average daily net assets of such Class for approximately eight years. During the seventh year after purchase and, thereafter, until converted to Consultant Class Shares, Class B Shares will continue to be subject to annual 12b-1 Plan expenses of 1% of average daily net assets representing such shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Consultant Class Shares of the Fund. See Automatic Conversion of Class B Shares, below. Such conversion will constitute a tax-free exchange for federal income tax purposes.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Prospective investors should consider the availability of Class A Shares and Consultant Class Shares or whether, given their particular circumstances, it is more advantageous to purchase Class B Shares or Class C Shares. Shareholders purchasing Class B Shares will have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase. Shareholders purchasing Class C Shares will have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to Class B, C and Consultant Class Shares. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisors may receive different compensation for selling Class B, Class C and Consultant Class Shares.

         Dividends, if any, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Consultant Class Shares, Class B Shares and Class C Shares will be borne exclusively by such shares.

         The NASDR(SM) has adopted certain rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified period during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase and, if shares are redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of distributions, held for eight years after purchase are eligible for automatic conversion into Consultant Class Shares. Conversions of Class B Shares into Consultant Class Shares will occur only four times in any calendar year, on the 18th day (or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as an additional three months after the eighth anniversary of purchase before the shares will automatically convert into Consultant Class Shares.

         Class B Shares of a fund acquired through a reinvestment of distributions will convert to the corresponding Class A Shares of that fund (or, in the case of the Fund, Consultant Class Shares) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares exercising the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Investing by Mail
         Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Class selected, to Delaware Investments at 2005 Market Street, Philadelphia, PA 19103-7094.

         Subsequent Purchases--Additional purchases may be made at any time by mailing a check or other negotiable bank draft made payable to the specific Class desired. The account to which the subsequent purchase is to be credited should be identified by the name(s) of the registered owner(s) and by account number. An investment slip (similar to a deposit slip) is provided at the bottom of statements that you will receive from the Fund. Use of this investment slip can help to expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail. The Fund and the Transfer Agent will not be responsible for inadvertent processing of post-dated checks or checks more than six months old.

         Direct Deposit Purchases by Mail--Shareholders of the Classes may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

Investing by Wire
         Investors having an account with a bank that is a member or correspondent of a member of the Federal Reserve System may purchase shares by requesting their bank to transmit immediately available funds (Federal Funds) by wire to Bank of New York, ABA #021000018, account number 8900403748 (include the shareholder's name and Class account number in the wire).

         Initial Purchases--When making an initial investment by wire, you must first telephone the Fund at 800 523-1918 to advise of your action and to be assigned an account number. If you do not call first, it may not be possible to process your order promptly, although in all cases shares purchased will be priced at the close of business following receipt of Federal Funds. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be promptly forwarded to the specific Class desired, to Delaware Investments at 2005 Market Street, Philadelphia, PA 19103-7094.

         Subsequent Purchases--Additional investments may be made at any time through the wire procedure described above. The Fund must be immediately advised by telephone at 800 523-1918 of each transmission of funds by wire.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Class B Shares and Class C Shares of the Fund and Class B Shares and Class C Shares of any other fund in the Delaware Investments family which offers such classes of shares may not be exchanged into Class A Shares or Consultant Class Shares. Holders of Class B Shares of the Fund are permitted to exchange all or a part of their Class B Shares only into Class B Shares of other funds in the Delaware Investments family. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or a part of their Class C Shares only into Class C Shares of other funds in the Delaware Investments family. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Consultant Class Shares of the Fund.

         Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders may make regular automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from the shareholder's account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                  *   *   *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Fund from the federal government or agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund account. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

12-Month Reinvestment Privilege for Class B Shares
         Holders of Class B Shares of the Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the Class B Shares of the Fund or Class B Shares of any of the other funds in the Delaware Investments family. The amount of the CDSC previously charged on the redemption will be reimbursed by the Fund. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Consultant Class Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Fund the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

When Orders are Effective
         Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement) only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue dividends for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.

         If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or
(4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

         Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares
         Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a separate distribution plan under Rule 12b-1 for each of the Consultant Class Shares, Class B Shares and Class C Shares (the "Plans"). Each Plan permits the Fund to pay for certain distribution and promotional expenses related to marketing shares of only the Class to which the Plan applies.

         The Plans do not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Class A Shares. Holders of Class A Shares may not vote on matters affecting the Plans.

         The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Consultant Class Shares, Class B Shares and Class C Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. Registered representatives of brokers, dealers or other entities, who have sold a specified level of funds in the Delaware Investments family having a 12b-1 Plan, are paid a continuing trail fee of 0.25% of the average daily net assets of Consultant Class Shares by the Distributor from 12b-1 payments of Consultant Class Shares for assets maintained in that Class. The 12b-1 Plan fees relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing commission costs to dealers with respect to the initial sales of such shares.

         In addition, the Fund may make payments out of the assets of Consultant Class Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of its shares of, or provide services to, such Classes.

         The maximum aggregate fee payable by the Fund under each respective Plan, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of the Consultant Class Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers or others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. The Fund's Board of Trustees may reduce these amounts at any time. The Fund's Board of Trustees has set the current fee for Consultant Class Shares at 0.25% of average daily net assets. The Distributor has agreed to waive these fees to the extent the fee for any day exceeds the net investment income realized by Consultant Class Shares, Class B Shares or Class C Shares for such day.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Consultant Class Shares, Class B Shares or Class C Shares would be borne by such persons without any reimbursement from that Class. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Fund, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and the Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of the shareholders of Consultant Class Shares, Class B Shares and Class C Shares, respectively, and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Class, as well as a majority vote of those trustees who are not "interested persons." Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Consultant Class Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Fund must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended March 31, 2002, payments from Class B Shares, Class C Shares and Consultant Class Shares amounted to $282,803, $68,675 and $87,700, respectively. Such amounts were used for the following purposes:

-----------------------------------------------------------------------------------------------------------------
                                                             Class B              Class C        Consultant Class
                                                             -------              -------        ----------------
---------------------------------------------- --------------------- --------------------- ----------------------
Advertising                                                      $0                    $0                   $471
---------------------------------------------- --------------------- --------------------- ----------------------
Annual/Semi-Annual Reports                                    3,127                     8                    464
---------------------------------------------- --------------------- --------------------- ----------------------
Broker Trails                                                70,514                35,621                 85,665
---------------------------------------------- --------------------- --------------------- ----------------------
Broker Sales Charges                                        110,901                 8,551                      0
---------------------------------------------- --------------------- --------------------- ----------------------
Dealer Service Expenses                                           0                     0                      0
---------------------------------------------- --------------------- --------------------- ----------------------
Interest on Broker Sales Charges                                  0                     0                      0
---------------------------------------------- --------------------- --------------------- ----------------------
Commissions to Wholesalers                                        0                     0                      0
---------------------------------------------- --------------------- --------------------- ----------------------
Promotional-Broker Meetings                                       0                     0                      0
---------------------------------------------- --------------------- --------------------- ----------------------
Promotional-Other                                               702                 3,499                    710
---------------------------------------------- --------------------- --------------------- ----------------------
Prospectus Printing                                          23,296                     8                    390
---------------------------------------------- --------------------- --------------------- ----------------------
Telephone                                                         0                     0                      0
---------------------------------------------- --------------------- --------------------- ----------------------
Wholesaler Expenses                                          74,263                20,988                      0
---------------------------------------------- --------------------- --------------------- ----------------------
Other                                                             0                     0                      0
-----------------------------------------------------------------------------------------------------------------

Reinvestment of Dividends in Other Delaware Investments Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where its shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Dividends on Class A Shares and Consultant Class Shares may be reinvested in shares of any other mutual fund in the Delaware Investments family, other than Class B Shares and Class C Shares of the funds in the Delaware Investments family that offer such classes of shares. Dividends on Class B Shares may only be invested in Class B Shares of another fund in the Delaware Investments family that offers such a class of shares. Dividends on Class C Shares may only be invested in Class C Shares of another fund in the Delaware Investments family that offers such a class of shares.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

MoneyLine(SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Classes through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund may elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectuses and this Part B. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Account Statements
         You will receive quarterly statements of your account summarizing all transactions during that period and will include the regular dividend information. However, in the case of Class A Shares and Consultant Class Shares, accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming transactions for that period. In the case of Class B Shares and Class C Shares, accounts in which there has been activity will receive a confirmation after each transaction.

         Simple IRA participants will receive quarterly conformations of all such transactions that have taken place in the previous three-month period on their quarterly participant statement. Participants will still receive immediate confirmation when they invest in a fund for the first time or when they establish a new account. Participants may request confirmations of specific transactions prior to the end of the quarter by calling 800 523-1918.

Asset Planner
         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus and this Part B and the prospectus of each fund in the Delaware Investments family. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with the Fund's Consultant Class Shares and consultant class shares that are offered by certain other funds in the Delaware Investments family.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS

         An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including a 401(k) Defined Contribution Plan, an Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only for Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 403(b)(7) Plans and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, Roth IRAs and Education IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in the retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Consultant Class Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, the deductibility of such contributions may be restricted based on certain income limits.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $3,000 to his or her IRA each year through 2004. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI"), not counting any IRA deduction, and whether the taxpayer is an active participant in an employer sponsored retirement plan.

         In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $3,000 will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions of $500 for 2002 through 2005, and $1,000 beginning in 2006.

         The annual contribution limits through 2008 are as follows:

------------------------------------------------------------------------------------------------------
         Calendar Year                    Under Age 50                     Age 50 and Above
-------------------------------- -------------------------------- ------------------------------------
           2002-2004                         $3,000                             $3,500
-------------------------------- -------------------------------- ------------------------------------
             2005                            $4,000                             $4,500
-------------------------------- -------------------------------- ------------------------------------
           2006-2007                         $4,000                             $5,000
-------------------------------- -------------------------------- ------------------------------------
             2008                            $5,000                             $6,000
------------------------------------------------------------------------------------------------------

         Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 in 2002 through 2004 and increased limits in subsequent years are still available if the taxpayer's AGI is not greater than $34,000 ($54,000 for taxpayers filing joint returns) for tax years beginning in 2002. A partial deduction is allowed for married couples with income greater than $53,000 and less than $63,000, and for single individuals with AGI greater than $34,000 and less than $44,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 and defer taxes on interest or other earnings from the IRAs.

         Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is not greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $3,000 per year through 2004 can be made to a Roth IRA, reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI greater than $95,000 and less than $110,000, and for couples filing jointly with AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA are exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions are tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previously deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% additional tax for early withdrawal would apply.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers could make non-deductible contributions up to $500 per year per beneficiary through 2001.

         Beginning in 2002, the annual contribution that can be made for each designated beneficiary has been increased to $2,000 and qualifying expenses will no longer be limited to those related to higher education.

         Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring; certain computer technology; and expenses for uniforms, transportation, and extended day programs.

         The $500 annual limit was in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

         This $2,000 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI greater than $95,000 and less than $110,000, and for couples filing jointly with modified AGI of greater than $190,000 and less than $220,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% tax if the distribution is not for qualified higher education expenses. Generally, tax-free transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

Group IRAs or Group Roth IRAs

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution taxes, but distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% additional tax on the amount prematurely distributed, in addition to the regular income tax resulting from the distribution.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% additional tax if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used within 120 days of the distribution to pay acquisition costs of a principal residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a principal residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

         Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employee may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations as well as taxable entities may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Consultant Class Shares and Class C Shares or certain other funds in the Delaware Investments family.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement.


Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

OFFERING PRICE
         The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no front-end sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

         The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in SEC requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.

         The Board of Trustees has adopted certain procedures to monitor and stabilize the price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

         Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Class B Shares, Class C Shares and Consultant Class Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

REDEMPTION AND EXCHANGE

         Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 2005 Market Street, Philadelphia, PA 19103-7094. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $100,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $100,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC. For example, redemption or exchange requests received in good order after the time the offering price of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund, its agent, or certain authorized persons, subject to applicable CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period. Except for the applicable CDSC, and with respect to the expedited payment by wire for which there may be a bank wiring cost, there is no fee charged for redemptions or repurchases, but such fees could be charged at any time in the future.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year after purchase; (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

Small Accounts
         Before the Fund involuntarily redeems shares from an account that has remained below the minimum amounts required by the Prospectuses and this Part B, the shareholder will be notified in writing that the value of the shares in the account is less than the required minimum amounts and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC will apply to redemptions described in this paragraph of Class B Shares and Class C Shares described above.

Checkwriting Feature
         Holders of Class A Shares and Consultant Class Shares holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Delaware Group Cash Reserve account with the Fund's bank. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund. The Checkwriting Feature is not available for Class B Shares or Class C Shares of the Fund.

         (1) These redemption checks must be made payable in an amount of $500 or more.

         (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Shareholders using redemption checks will continue to be entitled to distributions paid on those shares up to the time the checks are presented for payment.

         (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request unless it is reasonably satisfied of the collection of the investment check. A hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

         (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

         (5) Checks may not be used to close accounts.

         The Fund reserves the right to revoke the Checkwriting Feature of shareholders who overdraw their accounts or if, in the opinion of management, such revocation is in the Fund's best interest.

         Shareholders will be subject to bank rules and regulations governing similar accounts. This service may be terminated or suspended at any time by the bank, the Fund or the Fund's Transfer Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old. Shareholders needing a copy of a redemption check can contact the Transfer Agent at 800 523-1918.

         Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective.

                                      * * *

         The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Written Redemption
         You can write to the Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Consultant Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Consultant Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to the Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Fund as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Redemptions of Timing Accounts
         Redemption Requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after a receipt of a redemption request in good order.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares and Consultant Class Shares who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         The CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plans; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plans due to death, disability and attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code of 1986, as amended (the "Code"); and (iv) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code;
(iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan or 401(k) Defined Contribution Plan under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn in each year under the Plan is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Fund declares a dividend of its net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price and net asset value are determined and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Consultant Class Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares under Purchasing Shares.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Payment of dividends will be made monthly. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, the Fund's Board of Trustees will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

         Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares for the statement mailing of dividend information. Information as to the tax status of dividends will be provided annually.

         If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

TAXES

         The Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to you tax basis in the new shares.

         If you redeem some or all of your shares in the Fund, and then reinvest the redemption proceeds in the Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

         The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Fund.

INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On March 31, 2002, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $85 billion in assets in the various institutional or separately managed (approximately $62,975,082,000) and investment company (approximately $22,287,247,000) accounts.

         Subject to the supervision and direction of the Board of Trustees, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund.

         The Fund's Investment Management Agreement is dated December 15, 1999 and was approved by the initial shareholder on that date. The Agreement has an initial term of two years and may be renewed each year so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the trustees of the Fund, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by the Fund for investment management services is equal to 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1,500 million and 0.30% on assets in excess of $2.5 billion. The Manager pays the Fund's rent and the salaries of all trustees, officers and employees of the Fund who are affiliated with the Manager.

         On March 31, 2002, the total net assets of the Fund were $592,473,898. Investment management fees paid by the Fund were $2,860,175 for the fiscal year ended March 31, 2000, $2,626,948 for the fiscal year ended March 31, 2001 and $2,667,494 for the fiscal year ended March 31, 2002.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing, accounting services and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of Fund shares under a Distribution Agreement dated April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Consultant Class Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Fund's financial intermediary distributor pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

         The Distributor pays LFD a continuing fee at the annual rate of .04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

         The fees associated with LFD's services to the Fund are borne exclusively by the Distributor and not by the Fund.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholder Services Agreement dated December 15, 1999. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

         The business and affairs of the Fund are managed under the direction of its Board of Trustees.

         Certain officers and trustees of the Fund hold identical positions in each of the other funds in the Delaware Investments family. On April 30, 2002, the Fund's officers and trustees owned less than 1% of the outstanding shares of each Class.

         As of April 30, 2002, the Fund believes that no accounts held 5% or more of record of a Class. The Fund has no knowledge of beneficial ownership.

         DMH Corp., Delaware Investments U.S., Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc., Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Lincoln Investment Adviser (a series of Delaware Management Business Trust), Vantage Investment Advisers (a series of Delaware Management Business Trust) and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of Cash Reserve hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of Cash Reserve are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is 2005 Market Street, Philadelphia, PA 19103-7094.

Trustees/Officers

                                                                                                Number of
                                                                                              Portfolios in
                               Position(s)                                                    Fund Complex          Other
                              Held with the     Length of Time   Principal Occupation(s)       Overseen by     Directorships
Name, Address and Birthdate       Fund             Served         During Past 5 Years           Trustee        Held by Trustee
---------------------------   -------------     --------------- ---------------------------   --------------   ---------------
Charles E. Haldeman, Jr.(1)    Chairman and         1 Year       Since January 1, 2000, Mr.          87             None
2005 Market Street                Trustee                        Haldeman has served in
Philadelphia, PA 19103                                          various executive capacities
                                                                   at different times at
October 29, 1948                                                   Delaware Investments3

                                                                 President/Chief Operating
                                                                 Officer/Director - United
                                                                 Asset Management (January
                                                                    1998 - January 2000)

                                                                Partner/Director - Cooke and
                                                                 Bieler, Inc. (June 1974 -
                                                                 January 1998) (Investment
                                                                        Management)

David K. Downes(2)             President, Chief    9 Years -      Mr. Downes has served in           105       Director/President -
2005 Market Street                 Executive       Executive    various executive capacities                     Lincoln National
Philadelphia, PA 19103          Officer, Chief      Officer        at different times at                           Convertible
                                   Financial                        Delaware Investments                       Securities Fund, Inc.
January 8, 1940                   Officer and      2 Years -
                                    Trustee         Trustee                                                    Director/President -
                                                                                                                Lincoln National
                                                                                                                Income Fund, Inc.

Trustees

                                                                                                Number of
                                                                                              Portfolios in
                               Position(s)                                                    Fund Complex          Other
                              Held with the     Length of Time   Principal Occupation(s)       Overseen by     Directorships
Name, Address and Birthdate       Fund             Served         During Past 5 Years           Trustee        Held by Trustee
---------------------------   -------------     --------------- ---------------------------   --------------   ---------------

Walter P. Babich               Trustee           13 Years         Board Chairman - Citadel        105                None
460 North Gulph Road                                             Constructors, Inc. (1989 -
King of Prussia, PA 19406                                                 Present)

October 1, 1927

John H. Durham                 Trustee          23 Years(4)           Private Investor            105           Trustee - Abington
P.O. Box 819                                                                                                     Memorial Hospital
Gwynedd Valley, PA 19437
                                                                                                               President/Director -
August 7, 1937                                                                                                   22 WR Corporation

John A. Fry                    Trustee            1 Year         Executive Vice President -       87           Director - Sovereign
3451 Walnut Street                                               University of Pennsylvania                           Bancorp
721 Franklin Building                                              (April 1995 - Present)
Philadelphia, PA 19104                                                                                         Director - Sovereign
                                                                                                                       Bank
May 28, 1960

Anthony D. Knerr               Trustee           8 Years        Founder/Managing Director -       105                  None
500 Fifth Avenue                                                 Anthony Knerr & Associates
New York, NY 10110                                              (1990 - Present) (Strategic
                                                                        Consulting)
December 7, 1938

Ann R. Leven                   Trustee           12 Years          Treasurer/Chief Fiscal         105           Director - Recoton
785 Park Avenue                                                Officer - National Gallery of                        Corporation
New York, NY 10021                                                   Art (1994 - 1999)
                                                                                                                Director - Systemax
November 1, 1940                                                                                                       Inc.

                                                                                                                  Director - Andy
                                                                                                                 Warhol Foundation

                                                                                                Number of
                                                                                              Portfolios in
                               Position(s)                                                    Fund Complex          Other
                              Held with the     Length of Time   Principal Occupation(s)       Overseen by     Directorships
Name, Address and Birthdate       Fund             Served         During Past 5 Years           Trustee        Held by Trustee
---------------------------   -------------     --------------- ---------------------------   --------------   ---------------
Thomas F. Madison              Trustee           6 Years          President/Chief Executive       105         Director - Valmont
200 South Fifth Street                                          Officer - MLM Partners, Inc.                    Industries Inc.
Suite 2100                                                        (January 1993 - Present)
Minneapolis, MN 55402                                           (Small Business Investing and                   Director - ACI
                                                                         Consulting)                           Telecentrics Inc.
February 25, 1936
                                                                                                              Director - Digital
                                                                                                                  River Inc.

                                                                                                               Director - Rimage
                                                                                                                  Corporation

Janet L. Yeomans               Trustee           2 Years         Vice President/Treasurer -       105                None
Building 220-13W-37                                              3M Corporation (July 1995 -
St. Paul, MN 55144                                                        Present)

July 31, 1948                                                   Ms. Yeomans has held various
                                                                 management positions at 3M
                                                                   Corporation since 1983.


                                                                                                Number of
                                                                                              Portfolios in
                               Position(s)                                                    Fund Complex          Other
                              Held with the     Length of Time   Principal Occupation(s)       Overseen by     Directorships
Name, Address and Birthdate       Fund             Served         During Past 5 Years           Trustee        Held by Trustee
---------------------------   -------------     --------------- ---------------------------   --------------   ---------------
Officers
William E. Dodge               Executive Vice     2 Years        Executive Vice President and      N/A             None
2005 Market Street             President and                      Chief Investment Officer -
Philadelphia, PA 19103             Chief                        Equity of Delaware Investment
                                 Investment                         Advisers, a series of
June 29, 1949                 Officer - Equity                   Delaware Management Business
                                                                 Trust (April 1999 - Present)

                                                                    President, Director of
                                                                     Marketing and Senior
                                                                 Portfolio Manager - Marvin &
                                                                  Palmer Associates (August
                                                                      1996 - April 1999)
                                                                   (Investment Management)

Jude T. Driscoll               Executive Vice     1 Year         Executive Vice President and      N/A             None
2005 Market Street             President and                       Head of Fixed-Income of
Philadelphia, PA 19103            Head of                       Delaware Investment Advisers,
                                Fixed-Income                         a series of Delaware
March 10, 1963                                                    Management Business Trust
                                                                   (August 2000 - Present)

                                                                  Senior Vice President and
                                                                   Director of Fixed-Income
                                                                  Process - Conseco Capital
                                                                   Management (June 1998 -
                                                                         August 2000)

                                                                     Managing Director -
                                                                 NationsBanc Capital Markets
                                                                 (February 1996 - June 1998)

Richard J. Flannery            Executive Vice     5 Years         Mr. Flannery has served in       N/A             None
2005 Market Street               President,                      various executive capacities
Philadelphia, PA 19103        General Counsel                       at different times at
                                 and Chief                           Delaware Investments
September 30, 1957             Administrative
                                  Officer

                                                                                                Number of
                                                                                              Portfolios in
                               Position(s)                                                    Fund Complex          Other
                              Held with the     Length of Time   Principal Occupation(s)       Overseen by     Directorships
Name, Address and Birthdate       Fund             Served         During Past 5 Years           Trustee        Held by Trustee
---------------------------   -------------     --------------- ---------------------------   --------------   ---------------

Richelle S. Maestro              Senior Vice      9 Years          Ms. Maestro has served in       N/A              None
2005 Market Street               President,                       various executive capacities
Philadelphia, PA 19103         Deputy General                        at different times at
                                 Counsel and                          Delaware Investments
November 26, 1957                 Secretary

Michael P. Bishof                Senior Vice      6 Years           Mr. Bishof has served in       N/A              None
2005 Market Street              President and                     various executive capacities
Philadelphia, PA 19103            Treasurer                          at different times at
                                                                      Delaware Investments
August 18, 1962

(1) Executive Officer of the Fund's manager, accounting service provider and transfer agent.
(2) Executive Officer of the Fund's manager, distributor, accounting service provider and transfer agent.
(3) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's manager, principal underwriter and its transfer agent.
(4) Mr. Durham served as a Director Emeritus from 1995 through 1998.


         Following is additional information regarding investment professionals affiliated with the Fund.

                               Position(s) Held with the                                      Principal Occupation(s) During Past
Name, Address and Birthdate             Fund                   Length of Time Served                         5 Years
---------------------------    -------------------------       ---------------------          -----------------------------------
Cynthia Isom                  Vice President and Portfolio          16 Years                   Ms. Isom has served in various
2005 Market Street                     Manager                                                 capacities at different times at
Philadelphia, PA 19103                                                                              Delaware Investments

January 23, 1954

         The following table shows each Trustee's ownership of shares of the Fund and of all Delaware Investments funds as of December 31, 2001.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                         Aggregate Dollar Range of Equity
                                                                                      Securities in All Registered Investment
                                              Dollar Range of Equity Securities in    Companies Overseen by Trustee in Family
Name                                                        the Fund                          of Investment Companies
------------------------------------------- ----------------------------------------- -----------------------------------------
Charles E. Haldeman, Jr.                                      none                                 Over $100, 000
------------------------------------------- ----------------------------------------- -----------------------------------------
David K. Downes                                               none                                 Over $100, 000
------------------------------------------- ----------------------------------------- -----------------------------------------
Walter A. Babich                                              none                                 Over $100, 000
------------------------------------------- ----------------------------------------- -----------------------------------------
John H. Durham                                                none                                 Over $100, 000
------------------------------------------- ----------------------------------------- -----------------------------------------
John A. Fry                                                   none                                      none
------------------------------------------- ----------------------------------------- -----------------------------------------
Anthony D. Knerr                                              none                               $10,001 - $50,000
------------------------------------------- ----------------------------------------- -----------------------------------------
Ann R. Leven                                                  none                                 Over $100, 000
------------------------------------------- ----------------------------------------- -----------------------------------------
Thomas F. Madison                                             none                               $10,001 - $50,000
------------------------------------------- ----------------------------------------- -----------------------------------------
Janet L. Yeomans                                              none                                      none
-------------------------------------------------------------------------------------------------------------------------------

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or director for the fiscal year ended March 31, 2002 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of March 31, 2002. Only the independent trustees of the Trust receive compensation from the Fund.

------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Total Compensation
                                                                                                           from Delaware
                                      Aggregate          Pension Retirement       Estimated Annual          Investments
                                Compensation from the    Benefits Accrued as       Benefits Upon             Investment
Name                                    Fund            Part of Fund Expenses      Retirement(1)            Companies(2)
------------------------------- ----------------------- ---------------------- ----------------------- -----------------------
Walter B. Babich                       $3,179                  None                     $50,000                 $84,099
------------------------------- ----------------------- ---------------------- ----------------------- -----------------------
John H. Durham                         $2,812                  None                     $50,000                 $74,932
------------------------------- ----------------------- ---------------------- ----------------------- -----------------------
John A. Fry                            $2,812                  None                     $39,892                 $59,611
------------------------------- ----------------------- ---------------------- ----------------------- -----------------------
Anthony D. Knerr                       $2,849                  None                     $50,000                 $75,849
------------------------------- ----------------------- ---------------------- ----------------------- -----------------------
Ann R. Leven                           $3,134                  None                     $50,000                 $82,932
------------------------------- ----------------------- ---------------------- ----------------------- -----------------------
Thomas F. Madison                      $3,014                  None                     $50,000                 $79,932
------------------------------- ----------------------- ---------------------- ----------------------- -----------------------
Janet L. Yeomans                       $2,901                  None                     $50,000                 $76,370
------------------------------------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Investment Retirement Plan for Trustees/Directors, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a trustee/director for a period equal to the lesser of the number of years that such person served as a trustee/director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of March 31, 2002 he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as a trustee/director, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent Trustee/Director (other than John A Fry) receives a total annual retainer fee of $50,000 for serving as a trustee/director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John A. Fry currently receives a total annual retainer fee of $39,892 for serving as a Trustee/Director for 24 investment companies in Delaware Investments, plus $2,383 for each Board Meeting attended. Members of the audit committee receive additional compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson who receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee will receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $8,000 from all investment companies.

         The Board of Trustees has the following committees:

         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held six meetings during the Fund's last fiscal year.

         Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee held no meetings during the Fund's last fiscal year.

GENERAL INFORMATION

         The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. The Fund was created in 1977, organized as a Pennsylvania business trust in 1983, and reorganized as a Maryland corporation in 1990 and as a Delaware business trust in 1999.

         The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions of the Fund.

         The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and/or renew the Fund's investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

         The nature, extent and quality of the services provided by the investment adviser.

         The investment performance of the fund's assets managed by the investment adviser.

         The fair market value of the services provided by the investment adviser.

         Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

         The extent to which the investment adviser has realized or will realize economies of scale as the fund grows.

         Other benefits accruing to the investment adviser or its affiliates from its relationship with the fund.

         The investment adviser's management of the operating expenses of the fund, such as transaction costs, including how portfolio transactions for the fund are conducted and brokers are chosen.

         In reviewing the investment management agreements for the Fund, the Board of Trustees considered the Fund's performance relative to its peers and benchmark, the investment process and controls used in managing the Fund, the Fund's fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Fund and quality of other services provided to the Fund in addition to investment advice.

         The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the changes made by the Chairman and Chief Executive Officer, Charles E. Haldeman, and felt that management had been responsive to the concerns expressed by the Board during the previous year. The Board found that the Fund's performance was strong overall. The Board was pleased with staffing upgrades and additions that had occurred within the Fund's investment adviser(s) during the past year. The Board found the Fund's fees to be in line with fees charged to comparable funds in the industry.

         The Board also reviewed the quality of services performed by the investment adviser's affiliates on behalf of each Fund, including fund accounting, transfer agent, administrative, and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment adviser's affiliate for the quality of service it provided to Fund investors.

         The Manager and its affiliate Delaware International Advisers Ltd. also manage the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion(SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware VIP Trust, in Appendix B.

         Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family.

         For the fiscal years ended March 31, 2000, 2001 and 2002, the Distributor received CDSC payments in the amount of $351,986, $166,569 and $235,032, respectively, with respect to Class B Shares.

         For the fiscal years ended March 31, 2000, 2001 and 2002, the Distributor received CDSC payments in the amount of $24,825, $18,870 and $20,052, respectively, with respect to Class C Shares.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Fund's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Fund to delete the words "Delaware Group" from the Fund's name.

         JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Fund's securities and cash. As custodian for the Fund, JPMorgan maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
         The Fund has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. The trustees are authorized to issue different series and classes of shares.. At present, only one series has been issued which offers shares of four classes--Delaware Cash Reserve Fund A Class, Delaware Cash Reserve Consultant Class, Delaware Cash Reserve B Class and Delaware Cash Reserve C Class.

         Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         General expenses of the Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the 12b-1 Plans of Consultant Class Shares, Class B Shares and Class C Shares will be allocated solely to those respective Classes. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other Class, except that Class A Shares may not vote on any matter affecting the Consultant Class Shares', Class B Shares' or Class C Shares' 12b-1 Plans. As a general matter, shareholders of Consultant Class Shares, Class B Shares and Class C Shares may only vote on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Consultant Class Shares.

         On August 16, 1999, Cash Reserve A Class (which was known as Delaware Cash Reserve A Class, and known as the Delaware Cash Reserve Class from May 1992 to May 1994 and the original class prior to May 1992) changed its name to Delaware Cash Reserve Fund A Class; Cash Reserve Consultant Class (which was known as Delaware Cash Reserve Consultant Class, and known as Delaware Cash Reserve Consultant Class from November 1992 to May 1994, Delaware Cash Reserve (Institutional) Class from May 1992 to November 1992and the Consultant Class prior to May 1992) changed its name to Delaware Cash Reserve Fund Consultant Class; Cash Reserve Fund B Class (which was known as Delaware Cash Reserve B Class) changed its name to Delaware Cash Reserve Fund B Class and Cash Reserve C Class (which was known as Delaware Cash Reserve C Class) changed its name to Delaware Cash Reserve Fund C Class.

         On December 15, 1999, the name of Delaware Group Cash Reserve, Inc. was changed to Delaware Group Cash Reserve.

Noncumulative Voting
         Fund shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Cash Reserve and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended March 31, 2002, are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

         Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

Commercial Paper
         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2--capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--superior quality; P-2--strong quality.

         Excerpts from Duff and Phelps' description of its two highest ratings:
Category 1--High Grade: D-1+ -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D-1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D-1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Category 2--Good Grade:
D-2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Excerpts from Fitch IBCA, Inc.'s description of its highest ratings:
F-1+ --Exceptionally strong quality; F-1 --Very strong quality; F-2 --Good credit quality.

APPENDIX B - INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
             FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.

         Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements. Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. Delaware Small Cap Growth Fund seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Delaware Diversified Growth Fund seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate.

         Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy. Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Allocation Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

         Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware International Small Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

         Delaware VIP Trust offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Delaware VIP Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Delaware VIP Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Delaware VIP Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Delaware VIP Devon Series seeks total return. The Series will seek to achieve its objective by investing primarily in common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average earnings per share growth over time. Delaware VIP Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware VIP Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Delaware VIP Growth and Income Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Delaware VIP Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. Delaware VIP International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. Delaware VIP REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Delaware VIP Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Delaware VIP Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Delaware VIP Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Delaware VIP Technology and Innovation Series seeks to provide long-term capital growth by investing primarily in stocks that the manager believes will benefit from technological advances and improvements. Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. Delaware VIP U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Core Equity Fund seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings growth records.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

PART C - Other Information


                                     PART C

                                Other Information

Item 23. Exhibits

     (a)  Agreement and Declaration of Trust

          (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

          (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

     (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

     (c)  Copies of All Instruments Defining the Rights of Holders

          (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust which is incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

          (2) By-Laws. Article II of the By-Laws which is incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

     (d) Investment Management Agreement. Executed Investment Management Agreement (December 15, 1999) between Delaware Management Company, (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed May 24, 2002.

     (e)  (1) Distribution Agreement

                 (i) Executed Distribution Agreement (April 19, 2001) between
                     Delaware Distributors, L.P. and the Registrant attached as Exhibit.

                (ii) Executed Financial Intermediary Distribution Agreement
                     (January 1, 2001) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant attached as Exhibit.

               (iii) Executed Appendix A (December 20, 2001) to Financial
                     Intermediary Distribution Agreement attached as Exhibit.

          (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.

          (3)  Dealer's Agreement. Dealer's Agreement attached as Exhibit.

          (4) Mutual Fund Agreement. Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 30, 1996.

     (f)  Inapplicable

     (g)  Custodian Agreements

          (1) Executed Custodian Agreement (May 1, 1996) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

          (2) Executed Amendment to Custodian Agreement (November 20, 1997) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

          (3) Executed Letter (August 24, 1998) adding Registrant to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 47 filed May 24, 2002.

     (h)  Other Material Contracts

          (1) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company and the Registrant on behalf of the Fund attached as Exhibit.

          (2) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 41 filed May 29, 1997, Post-Effective Amendment No. 42 filed May 29, 1998 and Post-Effective Amendment No. 43 filed March 26, 1999.

     (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

     (j)  Consent of Auditors. Attached as Exhibit.

     (k)  Inapplicable.

     (l) Initial Capital. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed May 16, 1983.

     (m)** Plans under Rule 12b-1

          (1)  Plan under Rule 12b-1 for Class B (April 2001) attached as
               Exhibit.

          (2)  Plan under Rule 12b-1 for Class C (April 2001) attached as
               Exhibit.

          (3) Plan under Rule 12b-1 for Consultant Class (April 2001) attached as Exhibit.

     (n) Plan under Rule 18f-3. Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 47 filed May 24, 2002.

     (o)  Inapplicable.

     (p)  Code of Ethics.

          (1) Codes of Ethics for the Registrant, Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. incorporated into this filing by reference to Post-Effective Amendment No. 47 filed May 24, 2002.

          (2) Code of Ethics for Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 47 filed May 24, 2002.

     (q) Other: Trustees' Power of Attorney. Trustees' Power of Attorney incorporated into this filing by reference to Post-Effective Amendment No. 47 filed May 24, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant.  None.

Item 25. Indemnification. Article VI of the Bylaws which is incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

** Relates to Registrant's Delaware Cash Reserve B Class, Delaware Cash Reserve C Class and Delaware Cash Reserve Consultant Class only.

Item 26. Business and Other Connections of Investment Adviser.

         Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Delaware VIP Trust, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Haldeman, Jr. (1)                      Chief Executive Officer of Delaware Management Company, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and Delaware
                                                  General Management, Inc.

                                                  Chairman and Director of Delaware International Advisers Ltd.

                                                  Chairman of each fund in the Delaware Investments family

                                                  Chief Executive Officer and Director/Trustee of DMH Corp., Delaware Management
                                                  Company, Inc., Delaware International Holdings Ltd., Delaware Management
                                                  Business Trust, Delaware Investments U.S., Inc. and DIAL Holding Company, Inc.

                                                  President/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Holdings, Inc. and Lincoln National Investment Companies, Inc.

                                                  President/Chief Executive Officer of Delaware Lincoln Cash Management and
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Director of Delaware Service Company, Inc., Delaware Capital Management Inc.,
                                                  Retirement Financial Services, Inc. and Delaware Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust)

                                                  Chairman/President/Chief Executive Officer and Director/Trustee of Delaware
                                                  Services Company, Inc. and Retirement Financial Services, Inc.

                                                  Chairman/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Trust Company

                                                  President/Chief Executive Officer/Chief Financial Officer of each fund in the
                                                  Delaware Investments family

                                                  President/Chief Executive Officer and Director/Trustee of Delaware Capital
                                                  Management, Inc.

                                                  President/Chief Operating Officer/Chief Financial Officer and Director/Trustee of
                                                  Delaware International Holdings Ltd.

                                                  President/Chief Operating Officer and Director/Trustee of Delaware General
                                                  Management, Inc.

                                                  President and Director of Delaware Management Company, Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer and
                                                  Director/Trustee of DMH Corp., Delaware Distributors, Inc., Delaware
                                                  Management Business Trust, Lincoln National Investment Companies, Inc. and
                                                  Founders Holdings, Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer of
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers, Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Management Holdings, Inc., Delaware Distributors, L.P. and Founders
                                                  CBO Corporation

                                                  Executive Vice President/Chief Operating Officer of Delaware Lincoln Cash
                                                  Management (a series of Delaware Management Business Trust)

                                                  Director of Delaware International Advisers Ltd.
------------------------------------------------- --------------------------------------------------------------------------------
John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers and Vantage Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Director of Delaware International Advisers Ltd.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
William E. Dodge                                  Executive Vice President/Chief Investment Officer, Equity of Delaware
                                                  Management Company (a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., Delaware Capital Management, Inc., Lincoln National
                                                  Investment Companies, Inc. and each fund in the Delaware Investments family

                                                  President/Chief Investment Officer, Equity of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust)

                                                  President of Vantage Investment Advisers (a series of Delaware Management
                                                  Business Trust)

                                                  Executive Vice President of Delaware Management Business Trust
------------------------------------------------- --------------------------------------------------------------------------------
Jude T. Driscoll (2)                              Executive Vice President of Fixed-Income of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                                  Inc., Delaware Capital Management, Inc., Lincoln National Investment
                                                  Companies, Inc., Founders Holdings, Inc. and each fund in the Delaware
                                                  Investments family

                                                  President and Director of Founders CBO Corporation

                                                  Executive Vice President of Delaware Management Business Trust and Delaware
                                                  Lincoln Cash Management (a series of Delaware Management Business Trust)

                                                  Director of HYPPCO Finance Company Ltd.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President/General Counsel/Chief Administrative Officer of
                                                  Delaware Management Company, Delaware Investment Advisers, Delaware Lincoln
                                                  Cash Management, Delaware Lincoln Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., Lincoln National Investment Companies, Inc.,
                                                  Founders CBO Corporation and each fund in the Delaware Investments family

                                                  President/Chief Executive Officer and Director of Delaware Distributors, Inc.

                                                  President/Chief Executive Officer of Delaware Distributors, L.P.

                                                  Executive Vice President/General Counsel/Chief Administrative Officer and
                                                  Director/Trustee of DMH Corp., Delaware Management Company, Inc., Delaware
                                                  Service Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Management Trust Company, Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Delaware Investments
                                                  U.S., Inc. and DIAL Holding Company, Inc.

                                                  Executive Vice President/General Counsel and Director of Delaware
                                                  International Holdings Ltd. and Founders Holdings, Inc.

                                                  Director of Delaware International Advisers Ltd. and HYPPCO Finance Company
                                                  Ltd.

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson,
                                                  PA; Director and Member of Executive Committee; Membership Officer of
                                                  Stonewall Links, Inc. since 1991, Bulltown Rd., Elverson, PA
------------------------------------------------- --------------------------------------------------------------------------------
Gerald S. Frey                                    Managing Director/Chief Investment Officer, Growth Investing of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Capital Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                                  Distributors, L.P., Delaware Distributors, Inc. and Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Operations and Director of Delaware  Management Trust
                                                  Company
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers, Vantage Investment Advisers (each a series of Delaware Management Business Trust), Delaware Capital Management,
                                                  Inc., Delaware Distributors, L.P. and Founders Holdings, Inc.

                                                  Senior Vice President/Treasurer of Delaware Service Company, Inc., Founders
                                                  CBO Corporation and each fund in the Delaware Investments family

                                                  Senior Vice President/Treasurer/Investment Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Manager of Investment Accounting of Delaware
                                                  International Holdings Ltd.

                                                  Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Cash Management, Delaware
                                                  Lincoln Investment Advisers, Vantage Investment Advisers (each a series of
                                                  Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                                  Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Lincoln National
                                                  Investment Companies, Inc., Delaware Investments U.S., Inc., DIAL Holding
                                                  Company, Inc. and each fund in the Delaware Investments family

                                                  Senior Vice President/Compliance Director/Assistant Secretary of Delaware
                                                  Management Trust Company
------------------------------------------------- --------------------------------------------------------------------------------
Ryan K. Brist (3)                                 Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joshua Brooks                                     Senior Vice President/Chief Investment Officer, Value Investing of Delaware
                                                  Management Company, Delaware Investment Advisers, Vantage Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Capital
                                                  Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Timothy G. Connors                                Senior Vice President/Director of Research, Fundamental of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust) and each fund in the
                                                  Delaware Investments family

                                                  Managing Director of Vantage Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Patrick P. Coyne                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
George E. Deming                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments family

                                                  Director of Delaware International Advisers Ltd.
------------------------------------------------- --------------------------------------------------------------------------------
Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust), Delaware Capital Management, Inc.
                                                  and each fund in the Delaware Investments family

                                                  Senior Vice President/Equity Trading of Vantage Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
J. Paul Dokas                                     Senior Vice President/Director of Research, Quantitative of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family

                                                  Managing Director of Vantage Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family

                                                  Trustee of Delaware Management Business Trust
------------------------------------------------- --------------------------------------------------------------------------------
Susan L. Natalini                                 Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/Corporate Controller/Treasurer of Delaware Management
                                                  Company, Delaware Lincoln Cash Management, Delaware Lincoln Investment
                                                  Advisers, Vantage Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware
                                                  Management Company, Inc., Delaware Service Company, Inc., Delaware Capital
                                                  Management, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                                  Delaware International Holdings Ltd., Delaware General Management, Inc.,
                                                  Delaware Management Business Trust, Lincoln National Investment Companies,
                                                  Inc., Founders Holdings, Inc., Delaware Investments U.S., Inc and DIAL Holding
                                                  Company, Inc.

                                                  Executive Vice President/Chief Financial Officer/Treasurer and Director of
                                                  Delaware Management Trust Company

                                                  Executive Vice President/Chief Financial Officer of Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Corporate Controller of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments family

                                                  Senior Vice President/Assistant Treasurer of Founders CBO Corporation
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers, Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Lincoln National Investment Companies, Inc., Delaware Investments U.S., Inc,
                                                  DIAL Holding Company, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President/Deputy General Counsel/Secretary of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management,
                                                  Delaware Lincoln Investment Advisers, Vantage Investment Advisers (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                                  Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service Company,
                                                  Inc., Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Management Trust Company,  Delaware General Management, Inc.,
                                                  Delaware Management Business Trust, Lincoln National Investment Companies,
                                                  Inc., Founders Holdings, Inc., Founders CBO Corporation and each fund in the
                                                  Delaware Investments family

                                                  Senior Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  International Holdings Ltd.

                                                  Senior Vice President/General Counsel/Secretary of Delaware Distributors,
                                                  L.P., Delaware Distributors, Inc.

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.
------------------------------------------------- --------------------------------------------------------------------------------
John J. O'Connor                                  Senior Vice President/Investment Accounting of Delaware Management
                                                  Company, Delaware Lincoln Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Service Company, Inc.

                                                  Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Assistant Treasurer of each fund in the Delaware
                                                  Investments family

                                                  Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President/Chief Information Officer of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers,
                                                  Vantage Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                                  Retirement Financial Services, Inc. and Delaware Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------
Frank M. Staves                                   Senior Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)

------------------------------------------------- --------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Peter C. Andersen (4)                             Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Baxter                                     Vice President/Senior Municipal Bond Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington, DE
------------------------------------------------- --------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager/Senior Municipal Bond Analyst of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments family
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware General Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
David F. Connor (5)                               Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers, Vantage Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service
                                                  Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Management Trust Company, Delaware Distributors,
                                                  L.P., Delaware Distributors, Inc., Delaware General Management, Inc., Delaware
                                                  Management Business Trust, Lincoln National Investment Companies, Inc.,
                                                  Delaware Investments U.S., Inc., DIAL Holding Company, Inc. and each fund in the Delaware Investments family

                                                  Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Nancy M. Crouse                                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investment family
------------------------------------------------- --------------------------------------------------------------------------------
Joseph F. DeMichele                               Vice President/High Grade Trading of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company, Delaware Investment
                                                  Advisers, Delaware Lincoln Cash Management, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                                  Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                                  Financial Services, Inc., Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Lincoln National Investment Companies, Inc., Founders Holdings, Inc., Founders
                                                  CBO Corporation and each fund in the Delaware Investments family

                                                  Vice President/Taxation/Assistant Secretary of Vantage Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Phoebe W. Figland                                 Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Trading Operations of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers  (each a series of Delaware Management Business Trust)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Brian Funk                                        Vice President/High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family

                                                  Vice President/Research Analyst of Delaware Lincoln Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Service Company, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Brent C. Garrells                                 Vice President/ High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family

                                                  Vice President/ Research Analyst of Delaware Lincoln Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Francis J. Houghton, Jr. (6)                      Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments family

                                                  Executive Vice President of Delaware General Management, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller, Corporate Accounting of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Kevin S. Lee                                      Vice President/ Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                                  Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                                  Financial Services, Inc., Delaware Management Trust Company, Delaware
                                                  Distributor, L.P., Delaware Distributors, Inc., Delaware General Management,
                                                  Inc., Delaware Management Business Trust and Lincoln National Investment
                                                  Companies, Inc.

                                                  Vice President/Treasurer/Secretary of Vantage Investment Advisers (a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
SooHee Lee                                        Vice President/Client Services of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Michael Morris                                    Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert A. Norton, Jr.                             Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
David P. O'Connor                                 Vice President/Associate General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers, Vantage Investment Adviser
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service
                                                  Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                                  Delaware General Management, Inc., Delaware Management Business Trust, Lincoln
                                                  National Investment Companies, Inc., Delaware Investments U.S., Inc., DIAL
                                                  Holding Company, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Timothy L. Rabe (7)                               Vice President/High Yield Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and Founders Holdings, Inc.

                                                  Vice President/High Yield Trader and Director of Founders CBO  Corporation
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richard Salus                                     Vice President/ Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers, Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware International Holdings Ltd., Delaware General Management, Inc.,
                                                  Delaware Management Business Trust, Lincoln National Investment Companies,
                                                  Inc., Delaware Investments U.S., Inc. and DIAL Holding Company, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Robert D. Schwartz (8)                            Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware General Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager, Payroll of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and Retirement Financial Services, Inc.

                                                  Vice President/Assistant Treasurer of Vantage Investment Advisers (a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Brenda L. Sprigman                                Vice President/Business Manager, Fixed Income of Delaware Management Company,
                                                  Delaware Investment Advisers and Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Matthew J. Stephens (9)                           Vice President/Senior High Grade Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities & Administrative Services of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Service
                                                  Company, Inc., Delaware Distributors, L.P. and Delaware Distributors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Ward W. Tatge (10)                                Vice President/Senior Research Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Laura Wagner                                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
James J. Wright (11)                              Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
----------------------------------------------------------------------------------------------------------------------------------

*Business Address is 2005 Market Street, Philadelphia, PA 19103.

------------------------------------------------------------------------------------------------------------------------------------
(1)   PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, United Asset Management, Boston, MA March 1998-January 2000.
(2)   SENIOR VICE PRESIDENT AND DIRECTOR, Conseco Capital Management, Indianapolis, IN, June 1998 to August 2000.
(3)   SENIOR TRADER/CORPORATE SPECIALIST, Conseco Capital Management, Indianapolis, IN, August 1995-August 2000.
(4)   PORTFOLIO MANAGER Conseco Capital Management, Indianapolis, IN, December 1997-July 2000.
(5)   ASSISTANT GENERAL COUNSEL, Prudential Investments, Newark, NJ, March 1998-July 2000.
(6)   PRESIDENT AND PORTFOLIO MANAGER, Lynch and Mayer, Inc., New York, NY January 1990-February 2000.
(7)   PORTFOLIO MANAGER, Conseco Capital Management, Indianapolis, IN, June 1996-July 2000.
(8)   VICE PRESIDENT, Lynch and Mayer, Inc., New York, NY, February 1993 to February 2000.
(9)   ASSISTANT VICE PRESIDENT/SENIOR SECURITY ANALYST, Conseco Capital Management, Carmel, Indiana, September 1994 - June 2000
(10)  HIGH-YIELD ANALYST, Credit Suisse First Boston, 1997 to 1998. HIGH-YIELD ANALYST, Conseco Capital Management,
      Indianapolis, IN 1999 to 2000.
(11)  MANAGING DIRECTOR/RESEARCH, Schuylkill Capital Management, Philadelphia, PA, 1997-May 2000.
------------------------------------------------------------------------------------------------------------------------------------

Item 27. Principal Underwriters.

         (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b)(1) Information with respect to each officer or partner of principal underwriter:


------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter        Positions and Offices with Registrant
--------------------------------------------- --------------------------------------------- ----------------------------------------
Delaware Distributors, Inc.                   General Partner                               None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Delaware Investment Advisers                  Limited Partner                               None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Delaware Capital Management, Inc.             Limited Partner                               None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Richard J. Flannery                           President/Chief Executive Officer             Executive Vice President/General
                                                                                            Counsel/Chief Administrative Officer
--------------------------------------------- --------------------------------------------- ----------------------------------------
David K. Downes                               Executive Vice President/Chief Operating      President/Chief Executive Officer/Chief
                                              Officer/Chief Financial Officer               Financial Officer
--------------------------------------------- --------------------------------------------- ----------------------------------------
Diane M. Anderson                             Senior Vice President/Retirement Operations   None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Douglas L. Anderson                           Senior Vice President/Operations              None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Michael P. Bishof                             Senior Vice President/Investment Accounting   Senior Vice President/Treasurer
--------------------------------------------- --------------------------------------------- ----------------------------------------
Lisa O. Brinkley                              Senior Vice President/Compliance Director     Senior Vice President/Compliance
                                                                                            Director
--------------------------------------------- --------------------------------------------- ----------------------------------------
Joseph H. Hastings                            Senior Vice President/Treasurer/ Corporate    Senior Vice President/Corporate
                                              Controller                                    Controller
--------------------------------------------- --------------------------------------------- ----------------------------------------
Joanne O. Hutcheson                           Senior Vice President/Human Resources         Senior Vice President/Human Resources
--------------------------------------------- --------------------------------------------- ----------------------------------------
Karina J. Istvan                              Senior Vice President/Retail Investor         None
                                              Services
--------------------------------------------- --------------------------------------------- ----------------------------------------
Richelle S. Maestro                           Senior Vice President/General                 Senior Vice President/Deputy General
                                              Counsel/Secretary                             Counsel/ Secretary
--------------------------------------------- --------------------------------------------- ----------------------------------------
James L. Shields                              Senior Vice President/Chief Information       None
                                              Officer
--------------------------------------------- --------------------------------------------- ----------------------------------------
Elisa C. Colkitt                              Vice President/Broker Dealer Operations &     None
                                              Service Support
--------------------------------------------- --------------------------------------------- ----------------------------------------
David F. Connor                               Vice President/Deputy General                 Vice President/Deputy General
                                              Counsel/Assistant Secretary                   Counsel/Assistant Secretary
--------------------------------------------- --------------------------------------------- ----------------------------------------
Joel A. Ettinger                              Vice President/Taxation                       Vice President/Taxation
--------------------------------------------- --------------------------------------------- ----------------------------------------
Susan T. Friestedt                            Vice President/Retirement Services            None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Jeffrey M. Kellogg                            Vice President/Product Manager,               None
                                                    Fixed-Income & International
--------------------------------------------- --------------------------------------------- ----------------------------------------
Kevin S. Lee                                  Vice President/Assistant Controller           None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Nancy Nawn                                    Vice President/Senior Wrap Product Manager    None
--------------------------------------------- --------------------------------------------- ----------------------------------------
David P. O'Connor                             Vice President/Associate General              Vice President/Associate General
                                              Counsel/Assistant Secretary                   Counsel/Assistant Secretary
--------------------------------------------- --------------------------------------------- ----------------------------------------
Robinder Pal                                  Vice President/Retail e-Business              None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Richard  Salus                                Vice President/Assistant Controller           None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Gordon E. Searles                             Vice President/Client Services                None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter        Positions and Offices with Registrant
--------------------------------------------- --------------------------------------------- ----------------------------------------
Michael T. Taggart                            Vice President/Facilities & Administrative    None
                                              Services
--------------------------------------------- --------------------------------------------- ----------------------------------------
James R. Van Deventer                         Vice President/Defined Contribution Sales-    None
                                              South
--------------------------------------------- --------------------------------------------- ----------------------------------------
Julia R. Vander Els                           Vice President/Retirement Plan                None
                                              Communications
------------------------------------------------------------------------------------------------------------------------------------

* Business address is 2005 Market Street, Philadelphia, PA 19103.

         (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments family.

         (b)(2)  Information with respect to each officer or partner of LFD:


------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with LFD                Positions and Offices with Registrant
--------------------------------------------- --------------------------------------------- ----------------------------------------
Westley V. Thompson**                         Chief Executive Officer                       None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Stephen W. Long**                             Independent Planners & Insurance Head         None
                                              (interim)
--------------------------------------------- --------------------------------------------- ----------------------------------------
Stanley E. Brallier*                          Corporate Specialty Markets Head              None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Phillip Holstein**                            Bank Channel Head                             None
--------------------------------------------- --------------------------------------------- ----------------------------------------
David M. Kittredge**                          Vice President/Center For Excellence          None
--------------------------------------------- --------------------------------------------- ----------------------------------------
William Lamoin**                              Chief Information Officer                     None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Karen R. Matheson**                           Chief Financial Officer                       None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Therese M. Obringer**                         Chief Compliance Officer                      None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Gregory W. Zabel*                             MGA Channel Head                              None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 * 350 Church Street, Hartford, CT 06103-1106.
** 2001 Market Street, 4th Floor, Philadelphia, PA 19103.
------------------------------------------------------------------------------------------------------------------------------------

Item 28. Location of Accounts and Records

         All accounts and records are maintained at 2005 Market Street, Philadelphia, PA 19103.

Item 29. Management Services.  None.

Item 30. Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 24th day of May, 2002.

                                       DELAWARE GROUP CASH RESERVE

                                       By   /s/ Charles E. Haldeman, Jr.
                                            ---------------------------------
                                                Charles E. Haldeman, Jr.
                                                         Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                           Title                                       Date
---------------------------         --------------------------------------------        ------------------
/s/ David K. Downes                  President/Chief Executive Officer/                  May 24, 2002
-----------------------------        Chief Financial Officer (Principal
David K. Downes                      Executive Officer and Principal
                                     Accounting Officer) and Trustee



/s/Charles E. Haldeman, Jr.           Trustee                                             May 24, 2002
------------------------------
Charles E. Haldeman, Jr.

/s/Walter P. Babich          *        Trustee                                             May 24, 2002
------------------------------
Walter P. Babich

/s/John H. Durham             *       Trustee                                             May 24, 2002
-------------------------------
John H. Durham

/s/John A. Fry                *       Trustee                                             May 24, 2002
-------------------------------
John A. Fry

/s/Anthony D. Knerr           *       Trustee                                             May 24, 2002
-------------------------------
Anthony D. Knerr

/s/Ann R. Leven              *        Trustee                                             May 24, 2002
------------------------------
Ann R. Leven

/s/Thomas F. Madison         *        Trustee                                             May 24, 2002
------------------------------
Thomas F. Madison

/s/Janet L. Yeomans           *       Trustee                                             May 24, 2002
-------------------------------
Janet L. Yeomans

                                      * By: /s/ Charles E. Haldeman, Jr.
                                            ----------------------------
                                              Charles E. Haldeman, Jr.
                                              as Attorney-in-Fact for
                                           each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549















                                    Exhibits

                                       to

                                    Form N-1A




















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.      Exhibit
-----------      -------

Ex-99.E1i        Executed Distribution Agreement (April 19, 2001) between
                 Delaware Distributors, L.P. and the Registrant

EX-99.E1ii       Executed Financial Intermediary Distribution Agreement
                 (January 1, 2001) between Delaware Distributors, L.P. and
                 Lincoln Financial Distributors, Inc. on behalf of the Registrant

EX-99.E1iii      Executed Appendix A (December 20, 2001) to Financial
                 Intermediary Distribution Agreement

EX-99.E2         Dealer's Agreement

EX-99.H1 Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company and the Registrant on behalf of the Fund

EX-99.J          Consent of Auditors

EX-99.M1         Plan under Rule 12b-1 for Class B (April 19, 2001)

EX-99.M2         Plan under Rule 12b-1 for Class C (April 19, 2001)

EX-99.M3         Plan under Rule 12b-1 for Consultant Class (April 19, 2001)